TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT EXEC SEPARATE ACCOUNT

The 2016 Semi-Annual Report for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	62,375	$613,212	$636,673
Diversified Bond	Diversified Bond Class I *	7,137,110	62,262,723	66,686,189
Floating Rate Income	Floating Rate Income Class I *	415,309	4,344,633	4,439,584
Floating Rate Loan	Floating Rate Loan Class I *	2,167,115	13,284,207	13,817,035
High Yield Bond	High Yield Bond Class I *	11,302,146	74,472,961	78,321,383
Inflation Managed	Inflation Managed Class I *	8,091,794	88,448,466	83,242,339
Inflation Strategy	Inflation Strategy Class I *	267,773	2,692,859	2,712,061
Managed Bond	Managed Bond Class I *	21,386,226	246,781,573	264,450,741
Short Duration Bond	Short Duration Bond Class I *	6,704,208	63,538,528	65,118,929
Emerging Markets Debt	Emerging Markets Debt Class I *	388,515	3,920,936	4,136,365
Comstock	Comstock Class I *	4,230,020	41,311,177	48,265,125
Dividend Growth	Dividend Growth Class I *	4,065,827	47,383,177	65,559,281
Equity Index	Equity Index Class I *	13,127,484	410,494,119	631,330,787
Focused Growth	Focused Growth Class I *	1,288,547	19,543,932	25,519,469
Growth	Growth Class I *	8,722,704	130,644,598	183,044,650
Large-Cap Growth	Large-Cap Growth Class I *	5,917,589	35,618,056	46,324,708
Large-Cap Value	Large-Cap Value Class I *	6,223,183	71,029,319	110,244,421
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,076,378	10,282,298	11,320,562
Main Street® Core	Main Street Core Class I *	5,805,052	113,790,807	179,635,531
Mid-Cap Equity	Mid-Cap Equity Class I *	6,368,671	71,019,309	96,050,583
Mid-Cap Growth	Mid-Cap Growth Class I *	4,300,059	37,039,613	42,739,120
Mid-Cap Value	Mid-Cap Value Class I *	722,874	9,938,749	10,359,735
Small-Cap Equity	Small-Cap Equity Class I *	1,116,180	15,347,026	17,965,779
Small-Cap Growth	Small-Cap Growth Class I *	1,701,068	17,575,177	18,651,835
Small-Cap Index	Small-Cap Index Class I *	11,007,566	123,632,803	191,245,681
Small-Cap Value	Small-Cap Value Class I *	3,783,746	48,417,804	60,112,328
Value Advantage	Value Advantage Class I *	96,839	1,244,725	1,266,116
Emerging Markets	Emerging Markets Class I *	7,914,882	115,581,376	106,147,897
International Large-Cap	International Large-Cap Class I *	18,357,905	121,709,441	133,001,826
International Small-Cap	International Small-Cap Class I *	2,673,238	21,267,417	22,278,349
International Value	International Value Class I *	12,116,758	125,929,467	115,920,669
Health Sciences	Health Sciences Class I *	2,124,411	42,881,520	63,038,966
Real Estate	Real Estate Class I *	3,979,363	68,224,789	96,594,627
Technology	Technology Class I *	2,865,500	14,495,007	14,224,455
Absolute Return	Absolute Return Class I *	23,613	221,347	221,178
Currency Strategies	Currency Strategies Class I *	76,895	833,472	875,570
Equity Long/Short	Equity Long/Short Class I *	525,990	6,139,713	6,148,577
Global Absolute Return	Global Absolute Return Class I *	267,728	2,845,438	2,934,529
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	471,085	6,231,610	6,529,048
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,575,085	23,899,918	25,876,552
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,785,571	28,502,835	31,066,328
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,539,335	16,862,125	17,986,507
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,003,210	41,168,778	48,401,344
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,606,688	177,590,150	219,723,560
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	22,994,166	228,575,541	294,532,887
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,063,630	102,016,446	129,147,267
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	58	588	588

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II *	605,106	21,147,553	19,841,432

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	693,583	12,779,610	13,295,986

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,717,695	35,920,743	35,624,996
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	952,855	64,247,779	58,657,723
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,599,555	72,754,967	65,405,812

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III *	1,447,074	23,618,296	20,172,218

See Notes to Financial Statements	E-1	See explanation of symbol on E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	4,325,182	$62,677,753	$56,443,622
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	83,356	858,679	903,582
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	15,959	149,452	157,353
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I *	38,826	388,380	399,517
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I *	21,495	198,680	199,263

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	13,634	602,659	538,416

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,702,442	46,493,223	51,890,418
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	85,030	1,032,450	1,026,312
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	183,636	2,195,602	2,220,165
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	637,334	7,646,720	7,769,100
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	725,351	9,175,011	9,066,888
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	794,535	9,471,631	9,685,380
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	212,272	4,058,011	3,897,321
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	171,420	3,127,144	2,975,850
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	145,898	1,590,709	1,596,125
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	191,506,300	191,506,300	191,506,300
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	114,602	6,889,955	6,449,797
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,172,204	36,515,232	35,060,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2 *	373,889	5,358,924	5,477,475

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,352,925	20,938,458	16,749,208
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,319,094	42,159,802	35,922,773

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	114,252	2,155,272	2,069,098

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	212,236	12,152,959	11,225,169
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	531,487	17,858,669	11,830,904

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class *	83,056	996,264	980,057
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class *	116,119	1,416,624	1,242,473

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	769,109	21,907,807	18,850,868
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	707,329	13,279,177	12,116,546

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II *	34,656	245,514	250,910

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	220,844	2,580,503	2,605,963
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	388,010	8,799,784	7,915,403
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC *	319,220	6,247,890	5,429,933
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	2,297,812	38,994,454	39,430,450

	M Fund, Inc.
I	M International Equity *	4,929,125	56,753,545	54,663,998
II	M Large Cap Growth	1,938,238	39,579,709	39,074,876
III	M Capital Appreciation	1,918,542	47,725,046	49,248,977
V	M Large Cap Value *	2,256,151	27,929,186	25,945,738

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class *	775,292	12,187,826	11,288,259
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	524,968	16,266,455	15,197,810
MFS Value Series - Service Class	MFS Value Series - Service Class *	260,282	4,677,250	5,026,049

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class *	15,434	344,493	335,684

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	188,573	7,376,840	6,000,393

See Notes to Financial Statements	E-2	See explanation of symbol on E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	539,932	$6,500,949	$6,041,838

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class *	171,169	1,884,097	1,573,045

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,335,414	57,535,001	70,177,115
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,988,278	49,033,792	56,228,512

	Van Eck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class	1,612,773	42,582,135	34,771,380

*	The variable account did not receive dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$636,673	$66,686,189	$4,439,584	$13,817,035	$78,321,383	$83,242,339
Receivables:
Due from Pacific Life Insurance Company	5,063	14,903	1	-	-	-
Investments sold	-	-	-	119,795	18,686	97,438
Total Assets	641,736	66,701,092	4,439,585	13,936,830	78,340,069	83,339,777
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	119,797	18,587	97,525
Investments purchased	5,063	14,944	-	-	-	-
Total Liabilities	5,063	14,944	-	119,797	18,587	97,525
NET ASSETS	$636,673	$66,686,148	$4,439,585	$13,817,033	$78,321,482	$83,242,252
Units Outstanding	61,989	4,204,771	415,480	1,237,035	1,201,324	1,401,609
Accumulation Unit Value	$10.27	$15.86	$10.69	$11.17	$65.20	$59.39
Cost of Investments	$613,212	$62,262,723	$4,344,633	$13,284,207	$74,472,961	$88,448,466

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$2,712,061	$264,450,741	$65,118,929	$4,136,365	$48,265,125	$65,559,281
Receivables:
Due from Pacific Life Insurance Company	-	-	195,780	14,325	22,960	-
Investments sold	-	30,995	-	-	-	9,800
Total Assets	2,712,061	264,481,736	65,314,709	4,150,690	48,288,085	65,569,081
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	30,972	-	-	-	9,718
Investments purchased	-	-	195,784	14,323	22,772	-
Total Liabilities	1	30,972	195,784	14,323	22,772	9,718
NET ASSETS	$2,712,060	$264,450,764	$65,118,925	$4,136,367	$48,265,313	$65,559,363
Units Outstanding	254,054	3,917,860	5,033,663	380,051	2,565,944	2,642,415
Accumulation Unit Value	$10.68	$67.50	$12.94	$10.88	$18.81	$24.81
Cost of Investments	$2,692,859	$246,781,573	$63,538,528	$3,920,936	$41,311,177	$47,383,177

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$631,330,787	$25,519,469	$183,044,650	$46,324,708	$110,244,421	$11,320,562
Receivables:
Due from Pacific Life Insurance Company	151,677	4,675	46,756	9,424	26,093	-
Investments sold	-	-	-	-	-	176
Total Assets	631,482,464	25,524,144	183,091,406	46,334,132	110,270,514	11,320,738
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	154
Investments purchased	151,339	4,661	46,684	9,402	25,710	-
Total Liabilities	151,339	4,661	46,684	9,402	25,710	154
NET ASSETS	$631,331,125	$25,519,483	$183,044,722	$46,324,730	$110,244,804	$11,320,584
Units Outstanding	6,604,066	1,062,486	2,316,995	3,540,075	4,037,888	699,683
Accumulation Unit Value	$95.60	$24.02	$79.00	$13.09	$27.30	$16.18
Cost of Investments	$410,494,119	$19,543,932	$130,644,598	$35,618,056	$71,029,319	$10,282,298

See Notes to Financial Statements	F-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$179,635,531	$96,050,583	$42,739,120	$10,359,735	$17,965,779	$18,651,835
Receivables:
Due from Pacific Life Insurance Company	52,158	-	3,123	-	85	-
Investments sold	-	1,256	-	4,271	-	1,839
Total Assets	179,687,689	96,051,839	42,742,243	10,364,006	17,965,864	18,653,674
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,016	-	4,291	-	1,764
Investments purchased	52,131	-	3,224	-	29	-
Total Liabilities	52,131	1,016	3,224	4,291	29	1,764
NET ASSETS	$179,635,558	$96,050,823	$42,739,019	$10,359,715	$17,965,835	$18,651,910
Units Outstanding	1,904,793	2,394,202	2,694,286	370,118	692,042	982,844
Accumulation Unit Value	$94.31	$40.12	$15.86	$27.99	$25.96	$18.98
Cost of Investments	$113,790,807	$71,019,309	$37,039,613	$9,938,749	$15,347,026	$17,575,177

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$191,245,681	$60,112,328	$1,266,116	$106,147,897	$133,001,826	$22,278,349
Receivables:
Due from Pacific Life Insurance Company	74,062	21,615	9,940	28,347	131,290	-
Investments sold	-	-	-	-	-	8,080
Total Assets	191,319,743	60,133,943	1,276,056	106,176,244	133,133,116	22,286,429
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	8,053
Investments purchased	74,416	21,574	9,939	28,476	131,476	-
Total Liabilities	74,416	21,574	9,939	28,476	131,476	8,053
NET ASSETS	$191,245,327	$60,112,369	$1,266,117	$106,147,768	$133,001,640	$22,278,376
Units Outstanding	6,203,825	1,491,049	96,834	2,883,283	9,199,490	1,766,060
Accumulation Unit Value	$30.83	$40.32	$13.08	$36.81	$14.46	$12.61
Cost of Investments	$123,632,803	$48,417,804	$1,244,725	$115,581,376	$121,709,441	$21,267,417

	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$115,920,669	$63,038,966	$96,594,627	$14,224,455	$221,178	$875,570
Receivables:
Due from Pacific Life Insurance Company	202,664	2,422	-	5,251	-	-
Investments sold	-	-	67,754	-	-	-
Total Assets	116,123,333	63,041,388	96,662,381	14,229,706	221,178	875,570
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	67,818	-	-	-
Investments purchased	202,684	2,410	-	5,271	-	-
Total Liabilities	202,684	2,410	67,818	5,271	-	-
NET ASSETS	$115,920,649	$63,038,978	$96,594,563	$14,224,435	$221,178	$875,570
Units Outstanding	4,803,811	1,258,647	1,384,246	1,633,125	23,576	78,563
Accumulation Unit Value	$24.13	$50.08	$69.78	$8.71	$9.38	$11.14
Cost of Investments	$125,929,467	$42,881,520	$68,224,789	$14,495,007	$221,347	$833,472

See Notes to Financial Statements	F-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$6,148,577	$2,934,529	$6,529,048	$25,876,552	$31,066,328	$17,986,507
Receivables:
Due from Pacific Life Insurance Company	-	2	1	-	-	-
Investments sold	-	-	-	25,334	33,371	9,499
Total Assets	6,148,577	2,934,531	6,529,049	25,901,886	31,099,699	17,996,006
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	25,347	33,377	9,499
Total Liabilities	-	-	-	25,347	33,377	9,499
NET ASSETS	$6,148,577	$2,934,531	$6,529,049	$25,876,539	$31,066,322	$17,986,507
Units Outstanding	524,254	274,376	387,390	1,396,500	1,532,838	1,488,011
Accumulation Unit Value	$11.73	$10.70	$16.85	$18.53	$20.27	$12.09
Cost of Investments	$6,139,713	$2,845,438	$6,231,610	$23,899,918	$28,502,835	$16,862,125

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. International Growth Series II
ASSETS
Investments in mutual funds, at value	$48,401,344	$219,723,560	$294,532,887	$129,147,267	$588	$19,841,432
Receivables:
Due from Pacific Life Insurance Company	3,361	-	65,898	-	-	2,314
Investments sold	-	3,627	-	361,793	-	-
Total Assets	48,404,705	219,727,187	294,598,785	129,509,060	588	19,843,746
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	3,600	-	361,878	-	-
Investments purchased	3,419	-	65,877	-	-	2,304
Total Liabilities	3,419	3,600	65,877	361,878	-	2,304
NET ASSETS	$48,401,286	$219,723,587	$294,532,908	$129,147,182	$588	$19,841,442
Units Outstanding	3,883,568	17,137,496	22,482,359	9,878,087	59	1,649,652
Accumulation Unit Value	$12.46	$12.82	$13.10	$13.07	$10.05	$12.03
Cost of Investments	$41,168,778	$177,590,150	$228,575,541	$102,016,446	$588	$21,147,553

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III
ASSETS
Investments in mutual funds, at value	$13,295,986	$35,624,996	$58,657,723	$65,405,812	$20,172,218	$56,443,622
Receivables:
Due from Pacific Life Insurance Company	-	897	5,600	3,471	197	8,732
Investments sold	9,161	-	-	-	-	-
Total Assets	13,305,147	35,625,893	58,663,323	65,409,283	20,172,415	56,452,354
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,160	-	-	-	-	-
Investments purchased	-	901	5,619	3,464	189	8,725
Total Liabilities	9,160	901	5,619	3,464	189	8,725
NET ASSETS	$13,295,987	$35,624,992	$58,657,704	$65,405,819	$20,172,226	$56,443,629
Units Outstanding	761,632	1,531,343	2,571,240	3,149,913	1,045,314	2,911,564
Accumulation Unit Value	$17.46	$23.26	$22.81	$20.76	$19.30	$19.39
Cost of Investments	$12,779,610	$35,920,743	$64,247,779	$72,754,967	$23,618,296	$62,677,753

See Notes to Financial Statements	F-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$903,582	$157,353	$399,517	$199,263	$538,416	$51,890,418
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	1	-
Investments sold	-	-	-	-	-	18,338
Total Assets	903,582	157,353	399,517	199,263	538,417	51,908,756
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1	-	-	18,422
Total Liabilities	-	-	1	-	-	18,422
NET ASSETS	$903,582	$157,353	$399,516	$199,263	$538,417	$51,890,334
Units Outstanding	86,412	16,253	38,618	22,149	44,737	2,281,619
Accumulation Unit Value	$10.46	$9.68	$10.35	$9.00	$12.04	$22.74
Cost of Investments	$858,679	$149,452	$388,380	$198,680	$602,659	$46,493,223

	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,026,312	$2,220,165	$7,769,100	$9,066,888	$9,685,380	$3,897,321
Receivables:
Due from Pacific Life Insurance Company	-	281	1,685	112	4	2
Total Assets	1,026,312	2,220,446	7,770,785	9,067,000	9,685,384	3,897,323
LIABILITIES
Payables:
Investments purchased	-	284	1,674	105	-	-
Total Liabilities	-	284	1,674	105	-	-
NET ASSETS	$1,026,312	$2,220,162	$7,769,111	$9,066,895	$9,685,384	$3,897,323
Units Outstanding	74,344	162,670	584,799	661,013	739,474	287,583
Accumulation Unit Value	$13.80	$13.65	$13.29	$13.72	$13.10	$13.55
Cost of Investments	$1,032,450	$2,195,602	$7,646,720	$9,175,011	$9,471,631	$4,058,011

	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
ASSETS
Investments in mutual funds, at value	$2,975,850	$1,596,125	$191,506,300	$6,449,797	$35,060,622	$5,477,475
Receivables:
Due from Pacific Life Insurance Company	1,680	-	300,687	-	3,387	-
Investments sold	-	-	-	26,685	-	1,155
Total Assets	2,977,530	1,596,125	191,806,987	6,476,482	35,064,009	5,478,630
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1	-	26,679	-	1,151
Investments purchased	1,680	-	300,502	-	3,290	-
Total Liabilities	1,680	1	300,502	26,679	3,290	1,151
NET ASSETS	$2,975,850	$1,596,124	$191,506,485	$6,449,803	$35,060,719	$5,477,479
Units Outstanding	217,210	120,728	19,140,232	300,374	1,469,205	282,880
Accumulation Unit Value	$13.70	$13.22	$10.01	$21.47	$23.86	$19.36
Cost of Investments	$3,127,144	$1,590,709	$191,506,300	$6,889,955	$36,515,232	$5,358,924

See Notes to Financial Statements	F-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class
ASSETS
Investments in mutual funds, at value	$16,749,208	$35,922,773	$2,069,098	$11,225,169	$11,830,904	$980,057
Receivables:
Due from Pacific Life Insurance Company	974	-	-	471	2,115	1
Investments sold	-	1,993	-	-	-	-
Total Assets	16,750,182	35,924,766	2,069,098	11,225,640	11,833,019	980,058
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,978	-	-	-	-
Investments purchased	350	-	-	469	2,221	-
Total Liabilities	350	1,978	-	469	2,221	-
NET ASSETS	$16,749,832	$35,922,788	$2,069,098	$11,225,171	$11,830,798	$980,058
Units Outstanding	1,531,879	3,086,551	146,921	533,659	1,521,208	94,335
Accumulation Unit Value	$10.93	$11.64	$14.08	$21.03	$7.78	$10.39
Cost of Investments	$20,938,458	$42,159,802	$2,155,272	$12,152,959	$17,858,669	$996,264

	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC
ASSETS
Investments in mutual funds, at value	$1,242,473	$18,850,868	$12,116,546	$250,910	$2,605,963	$7,915,403
Receivables:
Due from Pacific Life Insurance Company	-	13,699	-	-	8,236	2,271
Investments sold	944	-	1,140	-	-	-
Total Assets	1,243,417	18,864,567	12,117,686	250,910	2,614,199	7,917,674
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	946	-	1,150	-	-	-
Investments purchased	-	13,702	-	-	8,215	2,363
Total Liabilities	946	13,702	1,150	-	8,215	2,363
NET ASSETS	$1,242,471	$18,850,865	$12,116,536	$250,910	$2,605,984	$7,915,311
Units Outstanding	87,485	983,333	703,283	25,535	247,025	582,997
Accumulation Unit Value	$14.20	$19.17	$17.23	$9.83	$10.55	$13.58
Cost of Investments	$1,416,624	$21,907,807	$13,279,177	$245,514	$2,580,503	$8,799,784

	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I	II	III	V
ASSETS
Investments in mutual funds, at value	$5,429,933	$39,430,450	$54,663,998	$39,074,876	$49,248,977	$25,945,738
Receivables:
Due from Pacific Life Insurance Company	-	26,843	10,210	8,871	5,314	2,922
Investments sold	361	-	-	-	-	-
Total Assets	5,430,294	39,457,293	54,674,208	39,083,747	49,254,291	25,948,660
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	362	-	-	-	-	-
Investments purchased	-	26,859	10,260	8,388	5,089	3,146
Total Liabilities	362	26,859	10,260	8,388	5,089	3,146
NET ASSETS	$5,429,932	$39,430,434	$54,663,948	$39,075,359	$49,249,202	$25,945,514
Units Outstanding	328,571	3,642,700	1,723,867	902,959	723,864	1,086,468
Accumulation Unit Value	$16.53	$10.82	$31.71	$43.27	$68.04	$23.88
Cost of Investments	$6,247,890	$38,994,454	$56,753,545	$39,579,709	$47,725,046	$27,929,186

See Notes to Financial Statements	F-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts

	MFS New Discovery Series - Service Class	MFS Utilities Series -Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class
ASSETS
Investments in mutual funds, at value	$11,288,259	$15,197,810	$5,026,049	$335,684	$6,000,393	$6,041,838
Receivables:
Due from Pacific Life Insurance Company	13,356	-	10,591	-	325	10,748
Investments sold	-	511	-	-	-	-
Total Assets	11,301,615	15,198,321	5,036,640	335,684	6,000,718	6,052,586
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	492	-	-	-	-
Investments purchased	13,361	-	10,593	-	-	10,830
Total Liabilities	13,361	492	10,593	-	-	10,830
NET ASSETS	$11,288,254	$15,197,829	$5,026,047	$335,684	$6,000,718	$6,041,756
Units Outstanding	634,638	909,582	485,101	24,968	536,332	636,761
Accumulation Unit Value	$17.79	$16.71	$10.36	$13.44	$11.19	$9.49
Cost of Investments	$12,187,826	$16,266,455	$4,677,250	$344,493	$7,376,840	$6,500,949

	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$1,573,045	$70,177,115	$56,228,512	$34,771,380
Receivables:
Due from Pacific Life Insurance Company	-	25,163	12,657	-
Investments sold	499	-	-	16,164
Total Assets	1,573,544	70,202,278	56,241,169	34,787,544
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	529	-	-	16,192
Investments purchased	-	25,213	12,778	-
Total Liabilities	529	25,213	12,778	16,192
NET ASSETS	$1,573,015	$70,177,065	$56,228,391	$34,771,352
Units Outstanding	142,184	2,952,813	3,064,624	1,851,074
Accumulation Unit Value	$11.06	$23.77	$18.35	$18.78
Cost of Investments	$1,884,097	$57,535,001	$49,033,792	$42,582,135

See Notes to Financial Statements	F-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,207	217,315	8,438	48,591	1,105,487	(1,890,206)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	20,207	217,315	8,438	48,591	1,105,487	(1,890,206)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,368	3,396,552	98,138	514,085	4,368,387	7,013,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,575	$3,613,867	$106,576	$562,676	$5,473,874	$5,123,076

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,846)	926,303	85,846	(10,206)	913,270	1,528,559
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(10,846)	926,303	85,846	(10,206)	913,270	1,528,559
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	88,845	9,973,414	1,025,180	500,258	(1,019,263)	2,472,715
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,999	$10,899,717	$1,111,026	$490,052	($105,993)	$4,001,274

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,826,862	1,431,317	73,649	1,017,117	2,185,448	272,920
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,826,862	1,431,317	73,649	1,017,117	2,185,448	272,920
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,890,910	(2,120,215)	(446,456)	(3,045,092)	1,003,902	(501,194)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,717,772	($688,898)	($372,807)	($2,027,975)	$3,189,350	($228,274)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,596,446	286,787	(236,722)	(80,625)	330,471	(22,167)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,596,446	286,787	(236,722)	(80,625)	330,471	(22,167)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,188,828	4,363,160	1,035,514	360,430	1,111,831	(1,801,344)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,785,274	$4,649,947	$798,792	$279,805	$1,442,302	($1,823,511)

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,128,804	167,269	71,090	(184,356)	681,087	710,071
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,128,804	167,269	71,090	(184,356)	681,087	710,071
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,445,900	2,369,587	(14,431)	3,486,618	(5,873,555)	(978,631)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,574,704	$2,536,856	$56,659	$3,302,262	($5,192,468)	($268,560)

	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,481,633)	3,120,437	1,144,144	84,203	(1,448)	11,197
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,481,633)	3,120,437	1,144,144	84,203	(1,448)	11,197
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,205,673)	(5,552,426)	7,886,754	(1,727,940)	305	27,228
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($8,687,306)	($2,431,989)	$9,030,898	($1,643,737)	($1,143)	$38,425

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,363	47,209	50,181	261,743	200,775	53,758
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	12,363	47,209	50,181	261,743	200,775	53,758
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,506	12,571	204,158	618,622	737,968	578,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,869	$59,780	$254,339	$880,365	$938,743	$632,428

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. International Growth Series II
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	372,472	1,465,775	3,584,725	1,460,481	-	(2,826)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	372,472	1,465,775	3,584,725	1,460,481	-	(2,826)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	967,887	4,455,771	2,475,896	692,098	-	(140,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,340,359	$5,921,546	$6,060,621	$2,152,579	$-	($143,674)

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III
INVESTMENT INCOME
Dividends (1)	$101,915	$82,529	$86,750	$152,706	$-	$-
Net Investment Income	101,915	82,529	86,750	152,706	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,008	(72,576)	(150,726)	(134,671)	(468,171)	(212,509)
Capital gain distributions (1)	584,273	846,751	5,319,505	7,242,202	-	-
Realized Gain (Loss) on Investments	638,281	774,175	5,168,779	7,107,531	(468,171)	(212,509)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	511,818	550,831	(4,814,790)	(5,369,015)	1,353,954	247,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,252,014	$1,407,535	$440,739	$1,891,222	$885,783	$35,112

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$3,671	$-
Net Investment Income	-	-	-	-	3,671	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,029)	(1,084)	1,768	(4,236)	(7,887)	1,194,753
Capital gain distributions (1)	-	-	-	-	57,485	4,208,522
Realized Gain (Loss) on Investments	(1,029)	(1,084)	1,768	(4,236)	49,598	5,403,275
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	58,476	12,382	13,136	9,259	(35,899)	(5,184,034)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,447	$11,298	$14,904	$5,023	$17,370	$219,241

	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$182
Net Investment Income	-	-	-	-	-	182
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,167	4,184	15,468	35,550	66,926	(16,524)
Capital gain distributions (1)	26,056	52,498	233,529	271,881	333,758	104,429
Realized Gain (Loss) on Investments	45,223	56,682	248,997	307,431	400,684	87,905
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(47,039)	(14,132)	(106,494)	(162,036)	(332,694)	(58,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,816)	$42,550	$142,503	$145,395	$67,990	$29,652

	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
INVESTMENT INCOME
Dividends (1)	$-	$-	$68,411	$-	$-	$-
Net Investment Income	-	-	68,411	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,089)	(1,999)	-	33,522	465,023	138,508
Capital gain distributions (1)	81,443	16,042	-	665,788	2,220,472	-
Realized Gain (Loss) on Investments	79,354	14,043	-	699,310	2,685,495	138,508
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(65,461)	30,450	-	(953,958)	(2,333,531)	(151,920)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,893	$44,493	$68,411	($254,648)	$351,964	($13,412)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class
INVESTMENT INCOME
Dividends (1)	$333,202	$-	$-	$-	$524,888	$-
Net Investment Income	333,202	-	-	-	524,888	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(413,377)	(249,147)	(38,627)	(80,848)	(389,916)	(5,585)
Capital gain distributions (1)	298,442	30,877	-	916,461	400,952	-
Realized Gain (Loss) on Investments	(114,935)	(218,270)	(38,627)	835,613	11,036	(5,585)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(631,406)	(476,062)	76,070	(292,917)	(2,402,813)	27,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($413,139)	($694,332)	$37,443	$542,696	($1,866,889)	$22,058

	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC
INVESTMENT INCOME
Dividends (1)	$-	$4,127	$11,646	$-	$-	$-
Net Investment Income	-	4,127	11,646	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(43,953)	(66,453)	(88,308)	(3,085)	(31,506)	(162,119)
Capital gain distributions (1)	-	-	118,339	-	-	-
Realized Gain (Loss) on Investments	(43,953)	(66,453)	30,031	(3,085)	(31,506)	(162,119)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	43,608	(1,073,246)	(387,830)	17,834	168,412	(210,950)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($345)	($1,135,572)	($346,153)	$14,749	$136,906	($373,069)

	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I	II	III	V
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(191,973)	(42,940)	326,867	912,890	915,050	228,363
Capital gain distributions (1)	-	-	-	503,328	191,259	-
Realized Gain (Loss) on Investments	(191,973)	(42,940)	326,867	1,416,218	1,106,309	228,363
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	427,404	2,084,838	(1,123,131)	(3,855,648)	82,875	(1,266,151)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$235,431	$2,041,898	($796,264)	($2,439,430)	$1,189,184	($1,037,788)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts

	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$50,457	$55,979
Net Investment Income	-	-	-	-	50,457	55,979
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(300,922)	(107,719)	(828)	23	(258,669)	(72,534)
Capital gain distributions (1)	-	-	-	-	447,370	-
Realized Gain (Loss) on Investments	(300,922)	(107,719)	(828)	23	188,701	(72,534)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	403,444	2,003,514	355,825	5,073	(843,684)	(22,295)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,522	$1,895,795	$354,997	$5,096	($604,526)	($38,850)

	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends (1)	$-	$-	$393,181	$130,403
Net Investment Income	-	-	393,181	130,403
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(84,582)	2,389,772	693,269	(3,634,164)
Capital gain distributions (1)	-	-	-	-
Realized Gain (Loss) on Investments	(84,582)	2,389,772	693,269	(3,634,164)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	84,487	(6,635,908)	2,375,809	11,665,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($95)	($4,246,136)	$3,462,259	$8,161,304

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Core Income (2)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	20,207	(1,755)	217,315	405,687	8,438	17,901
Change in net unrealized appreciation (depreciation) on investments	26,368	(2,907)	3,396,552	(108,385)	98,138	13,138
Net Increase (Decrease) in Net Assets Resulting from Operations	46,575	(4,662)	3,613,867	297,302	106,576	31,039
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	39,586	45,340	1,095,275	2,047,954	139,580	1,010,611
Transfers between variable and fixed accounts, net	253,339	304,919	4,626,326	20,087,031	1,422,290	(54,674)
Policy maintenance charges	(36,209)	(10,174)	(1,428,630)	(2,457,175)	(81,837)	(146,569)
Policy benefits and terminations	-	-	(756,411)	(2,917,825)	(144,614)	(233,868)
Policy loans and loan repayments	(1,786)	(441)	(74,413)	(127,533)	(24,173)	(9,479)
Other	127	59	8,117	14,371	330	241
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	255,057	339,703	3,470,264	16,646,823	1,311,576	566,262
NET INCREASE (DECREASE) IN NET ASSETS	301,632	335,041	7,084,131	16,944,125	1,418,152	597,301
NET ASSETS
Beginning of Year or Period	335,041	-	59,602,017	42,657,892	3,021,433	2,424,132
End of Year or Period	$636,673	$335,041	$66,686,148	$59,602,017	$4,439,585	$3,021,433

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	48,591	179,933	1,105,487	2,830,927	(1,890,206)	(2,010,579)
Change in net unrealized appreciation
(depreciation) on investments	514,085	(294,697)	4,368,387	(6,264,084)	7,013,282	(645,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	562,676	(114,764)	5,473,874	(3,433,157)	5,123,076	(2,656,145)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	314,102	924,608	2,182,634	4,502,854	2,108,816	4,573,194
Transfers between variable and fixed accounts, net	683,918	(1,455,160)	(352,344)	(7,924,483)	(6,086,251)	(2,289,679)
Policy maintenance charges	(387,308)	(741,960)	(1,904,571)	(3,855,934)	(2,181,042)	(4,347,273)
Policy benefits and terminations	(290,883)	(607,195)	(1,998,770)	(3,482,442)	(1,990,799)	(4,991,105)
Policy loans and loan repayments	(139,938)	537	34,659	355,058	(349,132)	303,399
Other	3,502	6,542	18,092	29,167	23,109	33,650
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	183,393	(1,872,628)	(2,020,300)	(10,375,780)	(8,475,299)	(6,717,814)
NET INCREASE (DECREASE) IN NET ASSETS	746,069	(1,987,392)	3,453,574	(13,808,937)	(3,352,223)	(9,373,959)
NET ASSETS
Beginning of Year or Period	13,070,964	15,058,356	74,867,908	88,676,845	86,594,475	95,968,434
End of Year or Period	$13,817,033	$13,070,964	$78,321,482	$74,867,908	$83,242,252	$86,594,475

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(10,846)	(25,226)	926,303	3,379,706	85,846	156,664
Change in net unrealized appreciation (depreciation) on investments	88,845	(39,796)	9,973,414	(1,629,584)	1,025,180	62,733
Net Increase (Decrease) in Net Assets Resulting from Operations	77,999	(65,022)	10,899,717	1,750,122	1,111,026	219,397
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	100,921	262,451	5,630,806	13,824,034	2,631,316	4,868,585
Transfers between variable and fixed accounts, net	826,298	339,767	891,733	(11,664,148)	(288,885)	5,101,014
Policy maintenance charges	(41,045)	(76,772)	(6,672,916)	(12,986,260)	(1,922,335)	(3,581,147)
Policy benefits and terminations	(4,911)	(29,981)	(5,038,521)	(12,349,963)	(2,260,712)	(7,125,484)
Policy loans and loan repayments	(13,215)	(24,362)	786,983	(40,624)	(23,281)	(909,228)
Other	1,342	638	52,899	69,162	23,790	30,167
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	869,390	471,741	(4,349,016)	(23,147,799)	(1,840,107)	(1,616,093)
NET INCREASE (DECREASE) IN NET ASSETS	947,389	406,719	6,550,701	(21,397,677)	(729,081)	(1,396,696)
NET ASSETS
Beginning of Year or Period	1,764,671	1,357,952	257,900,063	279,297,740	65,848,006	67,244,702
End of Year or Period	$2,712,060	$1,764,671	$264,450,764	$257,900,063	$65,118,925	$65,848,006

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(10,206)	(170,240)	913,270	2,448,131	1,528,559	2,168,135
Change in net unrealized appreciation (depreciation) on investments	500,258	(14,968)	(1,019,263)	(5,590,927)	2,472,715	(960,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	490,052	(185,208)	(105,993)	(3,142,796)	4,001,274	1,208,000
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	110,866	262,580	2,286,050	4,241,282	1,455,816	3,263,805
Transfers between variable and fixed accounts, net	472,043	(372,096)	(1,227,667)	(1,210,474)	2,823,826	3,791,523
Policy maintenance charges	(75,915)	(134,130)	(1,459,659)	(2,878,657)	(1,370,437)	(2,544,426)
Policy benefits and terminations	(9,264)	(78,195)	(783,418)	(1,781,064)	(994,623)	(2,438,223)
Policy loans and loan repayments	(7,210)	(24,481)	(217,214)	(144,593)	(242,207)	(49,796)
Other	312	1,090	(3,809)	9,393	8,390	11,046
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	490,832	(345,232)	(1,405,717)	(1,764,113)	1,680,765	2,033,929
NET INCREASE (DECREASE) IN NET ASSETS	980,884	(530,440)	(1,511,710)	(4,906,909)	5,682,039	3,241,929
NET ASSETS
Beginning of Year or Period	3,155,483	3,685,923	49,777,023	54,683,932	59,877,324	56,635,395
End of Year or Period	$4,136,367	$3,155,483	$48,265,313	$49,777,023	$65,559,363	$59,877,324

(1) Unaudited.

See Notes to Financial Statements	F-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,826,862	17,582,638	1,431,317	2,615,177	73,649	(3,650,414)
Change in net unrealized appreciation (depreciation) on investments	14,890,910	(11,357,992)	(2,120,215)	17,957	(446,456)	17,483,698
Net Increase (Decrease) in Net Assets Resulting from Operations	21,717,772	6,224,646	(688,898)	2,633,134	(372,807)	13,833,284
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,895,431	22,738,178	656,925	1,324,584	3,718,544	8,182,679
Transfers between variable and fixed accounts, net	21,541,629	22,271,751	(3,066,198)	2,360,395	(1,971,064)	(5,070,854)
Policy maintenance charges	(12,249,324)	(23,002,025)	(646,129)	(1,288,552)	(4,649,015)	(9,338,929)
Policy benefits and terminations	(9,404,069)	(20,804,611)	(497,594)	(1,387,881)	(4,820,807)	(10,267,543)
Policy loans and loan repayments	123,549	(385,989)	(98,916)	(180,423)	288,648	318,127
Other	100,948	131,680	3,674	4,005	19,105	5,602
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,008,164	948,984	(3,648,238)	832,128	(7,414,589)	(16,170,918)
NET INCREASE (DECREASE) IN NET ASSETS	32,725,936	7,173,630	(4,337,136)	3,465,262	(7,787,396)	(2,337,634)
NET ASSETS
Beginning of Year or Period	598,605,189	591,431,559	29,856,619	26,391,357	190,832,118	193,169,752
End of Year or Period	$631,331,125	$598,605,189	$25,519,483	$29,856,619	$183,044,722	$190,832,118

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,017,117	2,559,558	2,185,448	4,537,866	272,920	1,474,734
Change in net unrealized appreciation (depreciation) on investments	(3,045,092)	308,731	1,003,902	(8,007,728)	(501,194)	(1,819,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,027,975)	2,868,289	3,189,350	(3,469,862)	(228,274)	(345,119)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,391,443	2,705,488	2,338,816	5,336,897	353,834	591,632
Transfers between variable and fixed accounts, net	(372,351)	2,968,662	(402,733)	(6,194,441)	(256,758)	(336,987)
Policy maintenance charges	(1,086,404)	(2,169,963)	(2,243,932)	(4,471,685)	(270,488)	(585,700)
Policy benefits and terminations	(1,112,662)	(2,779,421)	(1,868,880)	(4,524,655)	(238,969)	(835,072)
Policy loans and loan repayments	46,233	(277,416)	(390,176)	(393,164)	(63,869)	(109,877)
Other	(20,548)	(1,141)	7,526	12,110	2,569	3,839
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,154,289)	446,209	(2,559,379)	(10,234,938)	(473,681)	(1,272,165)
NET INCREASE (DECREASE) IN NET ASSETS	(3,182,264)	3,314,498	629,971	(13,704,800)	(701,955)	(1,617,284)
NET ASSETS
Beginning of Year or Period	49,506,994	46,192,496	109,614,833	123,319,633	12,022,539	13,639,823
End of Year or Period	$46,324,730	$49,506,994	$110,244,804	$109,614,833	$11,320,584	$12,022,539

(1) Unaudited.

See Notes to Financial Statements	F-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,596,446	6,165,917	286,787	858,206	(236,722)	1,142,230
Change in net unrealized appreciation (depreciation) on investments	1,188,828	(104,379)	4,363,160	856,478	1,035,514	(3,696,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,785,274	6,061,538	4,649,947	1,714,684	798,792	(2,554,590)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,623,245	8,218,586	1,870,717	3,946,893	1,449,325	3,051,798
Transfers between variable and fixed accounts, net	(4,875,899)	(3,530,811)	(2,125,520)	(3,646,903)	(680,368)	(2,436,169)
Policy maintenance charges	(4,813,673)	(9,642,910)	(1,994,811)	(4,068,445)	(1,065,181)	(2,238,157)
Policy benefits and terminations	(4,192,481)	(7,852,673)	(1,550,358)	(4,262,738)	(793,749)	(1,552,013)
Policy loans and loan repayments	247,679	689,085	(174,625)	(239,115)	(432,401)	(194,954)
Other	9,594	13,616	10,225	10,312	5,592	8,784
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,001,535)	(12,105,107)	(3,964,372)	(8,259,996)	(1,516,782)	(3,360,711)
NET INCREASE (DECREASE) IN NET ASSETS	(2,216,261)	(6,043,569)	685,575	(6,545,312)	(717,990)	(5,915,301)
NET ASSETS
Beginning of Year or Period	181,851,819	187,895,388	95,365,248	101,910,560	43,457,009	49,372,310
End of Year or Period	$179,635,558	$181,851,819	$96,050,823	$95,365,248	$42,739,019	$43,457,009

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(80,625)	697,897	330,471	741,489	(22,167)	453,819
Change in net unrealized appreciation (depreciation) on investments	360,430	(665,517)	1,111,831	(2,203,887)	(1,801,344)	(2,350,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	279,805	32,380	1,442,302	(1,462,398)	(1,823,511)	(1,896,276)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	577,794	1,272,160	552,750	1,118,275	-	-
Transfers between variable and fixed accounts, net	423,281	(3,163,662)	(327,566)	50,657	(326,648)	(2,338,661)
Policy maintenance charges	(329,686)	(679,458)	(469,165)	(935,904)	(420,232)	(1,144,503)
Policy benefits and terminations	(93,588)	(556,555)	(241,782)	(583,417)	(291,722)	(1,105,003)
Policy loans and loan repayments	(39,150)	(106,828)	(53,299)	20,821	(69,945)	(224,652)
Other	1,903	860	3,625	4,372	(216)	(640)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	540,554	(3,233,483)	(535,437)	(325,196)	(1,108,763)	(4,813,459)
NET INCREASE (DECREASE) IN NET ASSETS	820,359	(3,201,103)	906,865	(1,787,594)	(2,932,274)	(6,709,735)
NET ASSETS
Beginning of Year or Period	9,539,356	12,740,459	17,058,970	18,846,564	21,584,184	28,293,919
End of Year or Period	$10,359,715	$9,539,356	$17,965,835	$17,058,970	$18,651,910	$21,584,184

(1) Unaudited.

See Notes to Financial Statements	F-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,128,804	4,616,732	167,269	1,961,615	71,090	235,151
Change in net unrealized appreciation (depreciation) on investments	2,445,900	(14,827,373)	2,369,587	(4,751,234)	(14,431)	(414,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,574,704	(10,210,641)	2,536,856	(2,789,619)	56,659	(179,115)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,085,758	7,478,852	1,435,503	3,175,789	124,368	168,181
Transfers between variable and fixed accounts, net	248,445	(4,260,302)	(150,805)	(2,630,232)	(1,862,257)	(2,943,643)
Policy maintenance charges	(4,061,276)	(8,484,065)	(1,213,313)	(2,509,017)	(57,392)	(70,269)
Policy benefits and terminations	(4,134,162)	(8,027,044)	(1,169,377)	(2,504,487)	(1,265)	(2,149)
Policy loans and loan repayments	28,817	(198,181)	(195,000)	(424,990)	(7,574)	13,220
Other	31,237	35,273	6,179	21,733	(54)	26
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,801,181)	(13,455,467)	(1,286,813)	(4,871,204)	(1,804,174)	(2,834,634)
NET INCREASE (DECREASE) IN NET ASSETS	(1,226,477)	(23,666,108)	1,250,043	(7,660,823)	(1,747,515)	(3,013,749)
NET ASSETS
Beginning of Year or Period	192,471,804	216,137,912	58,862,326	66,523,149	3,013,632	6,027,381
End of Year or Period	$191,245,327	$192,471,804	$60,112,369	$58,862,326	$1,266,117	$3,013,632

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(184,356)	2,791,032	681,087	4,946,050	710,071	913,794
Change in net unrealized appreciation (depreciation) on investments	3,486,618	(21,022,205)	(5,873,555)	(6,091,637)	(978,631)	2,103
Net Increase (Decrease) in Net Assets Resulting from Operations	3,302,262	(18,231,173)	(5,192,468)	(1,145,587)	(268,560)	915,897
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,682,817	6,147,489	4,445,808	8,455,129	511,487	1,253,045
Transfers between variable and fixed accounts, net	616,378	(3,600,550)	2,183,299	2,387,275	85,774	7,879,478
Policy maintenance charges	(2,278,113)	(4,925,496)	(2,951,520)	(5,859,673)	(491,890)	(843,839)
Policy benefits and terminations	(1,447,982)	(3,848,920)	(1,633,777)	(3,986,779)	(386,018)	(775,655)
Policy loans and loan repayments	(145,054)	(315,804)	(253,181)	(204,978)	(31,202)	34,039
Other	14,464	48,071	56,384	50,928	5,019	5,821
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(557,490)	(6,495,210)	1,847,013	841,902	(306,830)	7,552,889
NET INCREASE (DECREASE) IN NET ASSETS	2,744,772	(24,726,383)	(3,345,455)	(303,685)	(575,390)	8,468,786
NET ASSETS
Beginning of Year or Period	103,402,996	128,129,379	136,347,095	136,650,780	22,853,766	14,384,980
End of Year or Period	$106,147,768	$103,402,996	$133,001,640	$136,347,095	$22,278,376	$22,853,766

(1) Unaudited.

See Notes to Financial Statements	F-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(5,481,633)	(8,185,066)	3,120,437	7,556,276	1,144,144	16,146,169
Change in net unrealized appreciation (depreciation) on investments	(3,205,673)	4,776,445	(5,552,426)	(1,929,844)	7,886,754	(14,166,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,687,306)	(3,408,621)	(2,431,989)	5,626,432	9,030,898	1,980,127
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,266,557	8,579,483	1,602,708	3,650,601	2,040,151	5,238,911
Transfers between variable and fixed accounts, net	(162,589)	2,083,334	(2,654,160)	1,608,290	64,908	(15,548,765)
Policy maintenance charges	(3,079,813)	(6,372,712)	(1,500,924)	(3,009,577)	(2,001,998)	(3,905,382)
Policy benefits and terminations	(3,013,688)	(5,798,761)	(1,356,573)	(2,213,811)	(1,171,833)	(3,781,322)
Policy loans and loan repayments	303,241	1,095,214	(80,946)	(363,458)	(323,001)	(345,110)
Other	46,736	59,059	10,673	17,105	10,125	17,498
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,639,556)	(354,383)	(3,979,222)	(310,850)	(1,381,648)	(18,324,170)
NET INCREASE (DECREASE) IN NET ASSETS	(10,326,862)	(3,763,004)	(6,411,211)	5,315,582	7,649,250	(16,344,043)
NET ASSETS
Beginning of Year or Period	126,247,511	130,010,515	69,450,189	64,134,607	88,945,313	105,289,356
End of Year or Period	$115,920,649	$126,247,511	$63,038,978	$69,450,189	$96,594,563	$88,945,313

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	84,203	623,820	(1,448)	(266)	11,197	6,982
Change in net unrealized appreciation (depreciation) on investments	(1,727,940)	(1,212,446)	305	(474)	27,228	(1,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,643,737)	(588,626)	(1,143)	(740)	38,425	5,608
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	481,787	985,082	3,389	808	40,413	20,705
Transfers between variable and fixed accounts, net	(1,303,377)	2,215,236	187,439	40,249	336,758	(6,355)
Policy maintenance charges	(385,795)	(816,829)	(1,944)	(1,078)	(21,746)	(16,625)
Policy benefits and terminations	(217,387)	(698,868)	(6,018)	-	(7,041)	(16,957)
Policy loans and loan repayments	77,919	(94,208)	90	-	(8,529)	8,862
Other	2,298	6,720	1	125	110	178
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,344,555)	1,597,133	182,957	40,104	339,965	(10,192)
NET INCREASE (DECREASE) IN NET ASSETS	(2,988,292)	1,008,507	181,814	39,364	378,390	(4,584)
NET ASSETS
Beginning of Year or Period	17,212,727	16,204,220	39,364	-	497,180	501,764
End of Year or Period	$14,224,435	$17,212,727	$221,178	$39,364	$875,570	$497,180

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
					Pacific Dynamix -
	Equity Long/Short (2)		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	12,363	1,380	47,209	39,619	50,181	156,575
Change in net unrealized appreciation (depreciation) on investments	38,506	(29,642)	12,571	(4,480)	204,158	(222,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,869	(28,262)	59,780	35,139	254,339	(65,597)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	200,267	7,948	46,646	97,011	313,599	509,670
Transfers between variable and fixed accounts, net	716,125	5,286,011	(227,437)	1,686,415	1,001,443	510,100
Policy maintenance charges	(52,432)	(4,627)	(68,089)	(92,237)	(215,080)	(370,627)
Policy benefits and terminations	(43,199)	-	(22,901)	(11,874)	(81,376)	(287,830)
Policy loans and loan repayments	(3,085)	6,475	2,195	3,680	(17,149)	126,706
Other	12,527	(40)	280	416	876	3,054
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	830,203	5,295,767	(269,306)	1,683,411	1,002,313	491,073
NET INCREASE (DECREASE) IN NET ASSETS	881,072	5,267,505	(209,526)	1,718,550	1,256,652	425,476
NET ASSETS
Beginning of Year or Period	5,267,505	-	3,144,057	1,425,507	5,272,397	4,846,921
End of Year or Period	$6,148,577	$5,267,505	$2,934,531	$3,144,057	$6,529,049	$5,272,397

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	261,743	307,120	200,775	524,872	53,758	574,479
Change in net unrealized appreciation (depreciation) on investments	618,622	(783,049)	737,968	(1,214,131)	578,670	(541,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	880,365	(475,929)	938,743	(689,259)	632,428	32,560
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,534,912	3,130,084	1,890,427	3,286,150	640,133	1,300,519
Transfers between variable and fixed accounts, net	718,105	2,080,868	2,007,546	4,197,775	1,141,368	(642,753)
Policy maintenance charges	(1,145,191)	(2,022,568)	(1,009,096)	(1,640,943)	(717,869)	(1,449,935)
Policy benefits and terminations	(259,528)	(261,739)	(272,657)	(570,332)	(205,145)	(1,769,564)
Policy loans and loan repayments	(111,322)	(39,374)	(168,326)	(674,419)	36,472	(194,887)
Other	4,561	2,473	4,751	4,440	12,257	13,669
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	741,537	2,889,744	2,452,645	4,602,671	907,216	(2,742,951)
NET INCREASE (DECREASE) IN NET ASSETS	1,621,902	2,413,815	3,391,388	3,913,412	1,539,644	(2,710,391)
NET ASSETS
Beginning of Year or Period	24,254,637	21,840,822	27,674,934	23,761,522	16,446,863	19,157,254
End of Year or Period	$25,876,539	$24,254,637	$31,066,322	$27,674,934	$17,986,507	$16,446,863

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	372,472	786,049	1,465,775	6,104,984	3,584,725	5,264,940
Change in net unrealized appreciation (depreciation) on investments	967,887	(945,845)	4,455,771	(6,916,052)	2,475,896	(6,013,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340,359	(159,796)	5,921,546	(811,068)	6,060,621	(748,850)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,063,406	3,281,294	8,706,224	16,820,792	10,715,062	24,080,809
Transfers between variable and fixed accounts, net	(186,994)	1,207,431	455,333	(4,011,730)	(7,015,635)	(768,947)
Policy maintenance charges	(1,334,712)	(2,834,998)	(7,184,012)	(14,466,549)	(8,381,924)	(17,007,263)
Policy benefits and terminations	(930,409)	(1,957,813)	(4,135,687)	(14,044,348)	(5,537,100)	(12,267,576)
Policy loans and loan repayments	202,412	(188,108)	(811,650)	(1,876,947)	(2,833,851)	(2,560,186)
Other	8,664	16,314	52,121	94,300	95,925	193,618
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,177,633)	(475,880)	(2,917,671)	(17,484,482)	(12,957,523)	(8,329,545)
NET INCREASE (DECREASE) IN NET ASSETS	162,726	(635,676)	3,003,875	(18,295,550)	(6,896,902)	(9,078,395)
NET ASSETS
Beginning of Year or Period	48,238,560	48,874,236	216,719,712	235,015,262	301,429,810	310,508,205
End of Year or Period	$48,401,286	$48,238,560	$219,723,587	$216,719,712	$294,532,908	$301,429,810

	Portfolio Optimization				Invesco V.I.
	Aggressive-Growth		PSF DFA Balanced Allocation (2)		International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$222,256
Realized gain (loss) on investments	1,460,481	2,989,454	-		(2,826)	99,214
Change in net unrealized appreciation (depreciation) on investments	692,098	(4,266,279)	-		(140,848)	(1,158,537)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,152,579	(1,276,825)	-		(143,674)	(837,067)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,828,814	13,051,746	-		713,955	1,156,991
Transfers between variable and fixed accounts, net	(2,284,587)	(1,956,568)	588		2,222,046	9,473,916
Policy maintenance charges	(3,515,844)	(7,013,456)	-		(487,713)	(767,934)
Policy benefits and terminations	(2,257,864)	(5,096,083)	-		(114,662)	(222,937)
Policy loans and loan repayments	455,438	315,033	-		(44,844)	(216,479)
Other	47,356	65,799	-		3,993	4,024
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(726,687)	(633,529)	588		2,292,775	9,427,581
NET INCREASE (DECREASE) IN NET ASSETS	1,425,892	(1,910,354)	588		2,149,101	8,590,514
NET ASSETS
Beginning of Year or Period	127,721,290	129,631,644	-		17,692,341	9,101,827
End of Year or Period	$129,147,182	$127,721,290	$588		$19,841,442	$17,692,341

(1) Unaudited.

(2) Operations commenced during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015
	American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (2)		American Funds IS Growth Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$101,915	$152,391	$82,529	$412,618	$86,750	$405,187
Realized gain (loss) on investments	638,281	790,354	774,175	3,834	5,168,779	342
Change in net unrealized appreciation (depreciation) on investments	511,818	(1,124,859)	550,831	(846,578)	(4,814,790)	(775,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,252,014	(182,114)	1,407,535	(430,126)	440,739	(369,737)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	330,348	598,816	1,572,373	592,107	1,940,161	702,693
Transfers between variable and fixed accounts, net	2,039,534	510,607	6,041,934	28,877,287	(177,642)	60,031,318
Policy maintenance charges	(234,645)	(386,225)	(1,124,939)	(321,854)	(1,533,266)	(523,387)
Policy benefits and terminations	(258,745)	(319,288)	(365,756)	(57,627)	(1,246,279)	(439,731)
Policy loans and loan repayments	(16,845)	(62,895)	(522,262)	(46,941)	(161,280)	(28,738)
Other	1,170	4,273	4,329	(1,068)	16,837	6,016
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,860,817	345,288	5,605,679	29,041,904	(1,161,469)	59,748,171
NET INCREASE (DECREASE) IN NET ASSETS	3,112,831	163,174	7,013,214	28,611,778	(720,730)	59,378,434
NET ASSETS
Beginning of Year or Period	10,183,156	10,019,982	28,611,778	-	59,378,434	-
End of Year or Period	$13,295,987	$10,183,156	$35,624,992	$28,611,778	$58,657,704	$59,378,434
	American Funds IS Growth-Income Fund Class 4 (2)		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$152,706	$817,165	$-	$281,568	$-	$623,436
Realized gain (loss) on investments	7,107,531	(9,603)	(468,171)	3,828,673	(212,509)	3,830,564
Change in net unrealized appreciation (depreciation) on investments	(5,369,015)	(1,980,140)	1,353,954	(5,497,836)	247,621	(5,049,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,891,222	(1,172,578)	885,783	(1,387,595)	35,112	(595,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,233,206	952,080	546,205	1,005,415	2,310,997	4,193,543
Transfers between variable and fixed accounts, net	18,869	66,040,055	(1,412,701)	854,761	(352,032)	(576,566)
Policy maintenance charges	(1,928,588)	(634,201)	(442,369)	(891,447)	(1,768,517)	(3,323,503)
Policy benefits and terminations	(1,090,533)	(324,058)	(112,367)	(1,595,371)	(1,161,248)	(1,914,486)
Policy loans and loan repayments	(583,208)	(8,984)	(35,237)	90,371	(127,789)	(36,943)
Other	7,967	4,570	4,439	6,286	18,384	26,628
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,342,287)	66,029,462	(1,452,030)	(529,985)	(1,080,205)	(1,631,327)
NET INCREASE (DECREASE) IN NET ASSETS	548,935	64,856,884	(566,247)	(1,917,580)	(1,045,093)	(2,226,905)
NET ASSETS
Beginning of Year or Period	64,856,884	-	20,738,473	22,656,053	57,488,722	59,715,627
End of Year or Period	$65,405,819	$64,856,884	$20,172,226	$20,738,473	$56,443,629	$57,488,722

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015
	BlackRock iShares Alternative Strategies V.I. Class I (2)		BlackRock iShares Dynamic Allocation V.I. Class I (2)		BlackRock iShares Dynamic Fixed Income V.I. Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$10,509	$-	$1,442	$-	$1,246
Realized gain (loss) on investments	(1,029)	(516)	(1,084)	(238)	1,768	(187)
Change in net unrealized appreciation (depreciation) on investments	58,476	(13,573)	12,382	(4,481)	13,136	(1,999)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,447	(3,580)	11,298	(3,277)	14,904	(940)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	18,287	13,174	9,386	63	8,095	16
Transfers between variable and fixed accounts, net	498,132	347,887	64,220	82,914	324,437	58,067
Policy maintenance charges	(15,962)	(8,316)	(5,915)	(1,686)	(7,815)	(1,724)
Policy benefits and terminations	-	(3,940)	-	-	(2,274)	-
Policy loans and loan repayments	10	-	2,200	(1,839)	(7,683)	14,387
Other	383	60	(1)	(10)	34	12
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	500,850	348,865	69,890	79,442	314,794	70,758
NET INCREASE (DECREASE) IN NET ASSETS	558,297	345,285	81,188	76,165	329,698	69,818
NET ASSETS
Beginning of Period	345,285	-	76,165	-	69,818	-
End of Period	$903,582	$345,285	$157,353	$76,165	$399,516	$69,818
	BlackRock iShares Equity Appreciation V.I. Class I (2)		Dreyfus Appreciation Service Shares		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$2,545	$3,671	$6,076	$-	$447,540
Realized gain (loss) on investments	(4,236)	(191)	49,598	15,222	5,403,275	10,306,674
Change in net unrealized appreciation (depreciation) on investments	9,259	(8,676)	(35,899)	(33,428)	(5,184,034)	(10,479,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,023	(6,322)	17,370	(12,130)	219,241	275,007
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,902	7,430	11,552	19,825	1,353,007	3,025,989
Transfers between variable and fixed accounts, net	41,275	143,248	187,296	53,858	(1,083,966)	(3,110,947)
Policy maintenance charges	(6,117)	(2,949)	(10,667)	(22,437)	(1,242,585)	(2,608,515)
Policy benefits and terminations	-	-	-	(17,324)	(966,218)	(2,466,666)
Policy loans and loan repayments	(338)	-	(790)	1,150	(99,761)	(171,857)
Other	139	(28)	272	229	12,231	15,403
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	52,861	147,701	187,663	35,301	(2,027,292)	(5,316,593)
NET INCREASE (DECREASE) IN NET ASSETS	57,884	141,379	205,033	23,171	(1,808,051)	(5,041,586)
NET ASSETS
Beginning of Year or Period	141,379	-	333,384	310,213	53,698,385	58,739,971
End of Year or Period	$199,263	$141,379	$538,417	$333,384	$51,890,334	$53,698,385

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2		Fidelity VIP Freedom 2020 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$28,495	$-	$32,618	$-	$125,695
Realized gain (loss) on investments	45,223	21,533	56,682	112,620	248,997	420,388
Change in net unrealized appreciation (depreciation) on investments	(47,039)	(43,562)	(14,132)	(147,013)	(106,494)	(551,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,816)	6,466	42,550	(1,775)	142,503	(5,894)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,988	99,727	46,107	194,004	197,373	672,637
Transfers between variable and fixed accounts, net	(671,366)	851,762	211,001	(232,435)	177,363	(504,780)
Policy maintenance charges	(32,018)	(64,285)	(67,594)	(129,945)	(248,839)	(488,888)
Policy benefits and terminations	(56,530)	(74,658)	(4,440)	(47,377)	(118,461)	(632,788)
Policy loans and loan repayments	4	(3,883)	5,673	21,754	512	(119,030)
Other	147	439	523	1,744	3,982	4,306
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(732,775)	809,102	191,270	(192,255)	11,930	(1,068,543)
NET INCREASE (DECREASE) IN NET ASSETS	(734,591)	815,568	233,820	(194,030)	154,433	(1,074,437)
NET ASSETS
Beginning of Year or Period	1,760,903	945,335	1,986,342	2,180,372	7,614,678	8,689,115
End of Year or Period	$1,026,312	$1,760,903	$2,220,162	$1,986,342	$7,769,111	$7,614,678
	Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Freedom 2035 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$144,258	$-	$135,679	$182	$46,655
Realized gain (loss) on investments	307,431	472,890	400,684	291,917	87,905	27,046
Change in net unrealized appreciation (depreciation) on investments	(162,036)	(722,664)	(332,694)	(485,487)	(58,435)	(110,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	145,395	(105,516)	67,990	(57,891)	29,652	(37,248)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	301,151	831,423	371,749	813,651	428,736	637,134
Transfers between variable and fixed accounts, net	258,202	1,265,963	789,442	291,508	374,960	406,821
Policy maintenance charges	(251,697)	(456,262)	(271,043)	(513,440)	(151,146)	(243,254)
Policy benefits and terminations	(56,899)	(425,393)	(249,843)	(307,409)	(18,810)	(50,038)
Policy loans and loan repayments	(57,244)	(266,087)	17,851	(131,182)	(27,464)	(68,679)
Other	2,090	(5,812)	1,343	407	(1,102)	565
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	195,603	943,832	659,499	153,535	605,174	682,549
NET INCREASE (DECREASE) IN NET ASSETS	340,998	838,316	727,489	95,644	634,826	645,301
NET ASSETS
Beginning of Year or Period	8,725,897	7,887,581	8,957,895	8,862,251	3,262,497	2,617,196
End of Year or Period	$9,066,895	$8,725,897	$9,685,384	$8,957,895	$3,897,323	$3,262,497

(1) Unaudited

See Notes to Financial Statements	F-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Fidelity VIP Freedom 2045 Service Class 2		Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$39,613	$-	$25,894	$68,411	$17,845
Realized gain (loss) on investments	79,354	34,367	14,043	12,249	-	-
Change in net unrealized appreciation (depreciation) on investments	(65,461)	(115,472)	30,450	(49,762)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	13,893	(41,492)	44,493	(11,619)	68,411	17,845
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	326,285	527,985	36,798	74,727	50,226,863	137,782,759
Transfers between variable and fixed accounts, net	294,327	1,035,917	(48,982)	303,911	(61,799,330)	(50,033,435)
Policy maintenance charges	(184,014)	(291,016)	(44,096)	(85,214)	(9,820,238)	(19,022,610)
Policy benefits and terminations	(18,410)	(14,427)	(26,305)	(83,349)	(7,420,154)	(18,813,119)
Policy loans and loan repayments	(1,068)	(24,610)	517	(27,908)	904,320	(1,080,530)
Other	1,556	(24)	303	135	98,945	169,935
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	418,676	1,233,825	(81,765)	182,302	(27,809,594)	49,003,000
NET INCREASE (DECREASE) IN NET ASSETS	432,569	1,192,333	(37,272)	170,683	(27,741,183)	49,020,845
NET ASSETS
Beginning of Year or Period	2,543,281	1,350,948	1,633,396	1,462,713	219,247,668	170,226,823
End of Year or Period	$2,975,850	$2,543,281	$1,596,124	$1,633,396	$191,506,485	$219,247,668
	Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$2,277	$-	$95,499	$-	$56,221
Realized gain (loss) on investments	699,310	1,369,258	2,685,495	6,535,696	138,508	353,365
Change in net unrealized appreciation (depreciation) on investments	(953,958)	(884,790)	(2,333,531)	(7,164,762)	(151,920)	(641,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	(254,648)	486,745	351,964	(533,567)	(13,412)	(231,649)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	152,854	349,009	952,407	1,776,189	205,567	547,981
Transfers between variable and fixed accounts, net	(539,065)	(1,050,115)	(806,112)	(1,788,847)	(257,505)	(67,535)
Policy maintenance charges	(141,137)	(295,231)	(675,504)	(1,376,701)	(145,059)	(303,941)
Policy benefits and terminations	(111,985)	(715,459)	(562,754)	(1,332,238)	(208,424)	(132,993)
Policy loans and loan repayments	(33,028)	(24,792)	20,947	73,927	4,515	29,701
Other	1,779	4,981	24,494	24,670	281	2,670
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(670,582)	(1,731,607)	(1,046,522)	(2,623,000)	(400,625)	75,883
NET INCREASE (DECREASE) IN NET ASSETS	(925,230)	(1,244,862)	(694,558)	(3,156,567)	(414,037)	(155,766)
NET ASSETS
Beginning of Year or Period	7,375,033	8,619,895	35,755,277	38,911,844	5,891,516	6,047,282
End of Year or Period	$6,449,803	$7,375,033	$35,060,719	$35,755,277	$5,477,479	$5,891,516

(1) Unaudited.

See Notes to Financial Statements	F-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$333,202	$508,789	$-	$3,032,254	$-	$38,193
Realized gain (loss) on investments	(114,935)	84,517	(218,270)	(350,472)	(38,627)	111,128
Change in net unrealized appreciation (depreciation) on investments	(631,406)	(1,676,012)	(476,062)	(4,369,359)	76,070	(181,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	(413,139)	(1,082,706)	(694,332)	(1,687,577)	37,443	(32,168)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	746,511	1,373,902	1,139,014	2,461,405	45,733	125,457
Transfers between variable and fixed accounts, net	1,053,450	2,269,878	(482,280)	(2,608,177)	(332,810)	351,411
Policy maintenance charges	(527,026)	(942,275)	(877,289)	(1,747,168)	(62,889)	(138,257)
Policy benefits and terminations	(234,879)	(269,303)	(356,720)	(1,134,176)	(28,448)	(18,810)
Policy loans and loan repayments	(112,559)	(392,646)	3,851	(83,534)	3,454	(2,256)
Other	(574)	9,524	23,687	27,265	172	266
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	924,923	2,049,080	(549,737)	(3,084,385)	(374,788)	317,811
NET INCREASE (DECREASE) IN NET ASSETS	511,784	966,374	(1,244,069)	(4,771,962)	(337,345)	285,643
NET ASSETS
Beginning of Year or Period	16,238,048	15,271,674	37,166,857	41,938,819	2,406,443	2,120,800
End of Year or Period	$16,749,832	$16,238,048	$35,922,788	$37,166,857	$2,069,098	$2,406,443
	Janus Aspen Series Enterprise Service Shares		Janus Aspen Series Overseas Service Shares		Lazard Retirement Global Dynamic Multi Asset Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$51,581	$524,888	$83,762	$-	$-
Realized gain (loss) on investments	835,613	1,597,150	11,036	(175,674)	(5,585)	9,116
Change in net unrealized appreciation (depreciation) on investments	(292,917)	(1,441,864)	(2,402,813)	(1,299,575)	27,643	(17,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	542,696	206,867	(1,866,889)	(1,391,487)	22,058	(8,106)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	338,731	572,189	579,549	1,167,754	24,694	61,239
Transfers between variable and fixed accounts, net	23,866	4,385,236	(405,980)	(953,676)	100,335	507,029
Policy maintenance charges	(223,533)	(367,780)	(307,680)	(732,527)	(23,760)	(26,870)
Policy benefits and terminations	(95,726)	(618,856)	(253,955)	(1,179,380)	(11,398)	(65,214)
Policy loans and loan repayments	3,603	(120,542)	(69,513)	(879)	2,262	(1,861)
Other	2,024	5,008	3,351	10,060	113	248
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	48,965	3,855,255	(454,228)	(1,688,648)	92,246	474,571
NET INCREASE (DECREASE) IN NET ASSETS	591,661	4,062,122	(2,321,117)	(3,080,135)	114,304	466,465
NET ASSETS
Beginning of Year or Period	10,633,510	6,571,388	14,151,915	17,232,050	865,754	399,289
End of Year or Period	$11,225,171	$10,633,510	$11,830,798	$14,151,915	$980,058	$865,754

(1) Unaudited.

See Notes to Financial Statements	F-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$6,078	$4,127	$16,177	$11,646	$15,753
Realized gain (loss) on investments	(43,953)	(45,910)	(66,453)	2,940,059	30,031	3,398,846
Change in net unrealized appreciation (depreciation) on investments	43,608	(35,508)	(1,073,246)	(3,452,679)	(387,830)	(3,087,229)
Net Increase (Decrease) in Net Assets Resulting from Operations	(345)	(75,340)	(1,135,572)	(496,443)	(346,153)	327,370
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,393	137,642	1,350,935	2,507,231	447,133	1,016,332
Transfers between variable and fixed accounts, net	(990)	(1,409,075)	26,353	4,009,404	862,397	(12,076,233)
Policy maintenance charges	(46,287)	(122,532)	(743,078)	(1,367,458)	(263,111)	(748,629)
Policy benefits and terminations	(77,862)	(266,286)	(622,668)	(358,187)	(228,318)	(544,412)
Policy loans and loan repayments	(33,668)	(502)	(61,313)	(28,694)	(5,035)	262,423
Other	449	883	3,497	4,930	1,182	5,195
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(98,965)	(1,659,870)	(46,274)	4,767,226	814,248	(12,085,324)
NET INCREASE (DECREASE) IN NET ASSETS	(99,310)	(1,735,210)	(1,181,846)	4,270,783	468,095	(11,757,954)
NET ASSETS
Beginning of Year or Period	1,341,781	3,076,991	20,032,711	15,761,928	11,648,441	23,406,395
End of Year or Period	$1,242,471	$1,341,781	$18,850,865	$20,032,711	$12,116,536	$11,648,441
	Western Asset Variable Global High Yield Bond - Class II (2)		Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$6,679	$-	$75,595	$-	$-
Realized gain (loss) on investments	(3,085)	(570)	(31,506)	(41,390)	(162,119)	150,594
Change in net unrealized appreciation (depreciation) on investments	17,834	(12,438)	168,412	(89,338)	(210,950)	(824,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,749	(6,329)	136,906	(55,133)	(373,069)	(673,969)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,685	3,389	229,892	205,806	324,663	554,446
Transfers between variable and fixed accounts, net	112,356	131,548	568,716	1,232,634	2,306,548	2,002,570
Policy maintenance charges	(5,280)	(3,865)	(103,129)	(126,050)	(149,262)	(281,152)
Policy benefits and terminations	-	-	(44,278)	(154,364)	(319,421)	(287,516)
Policy loans and loan repayments	544	(3,910)	(17,631)	(3,084)	2,792	(34,212)
Other	11	12	375	450	(1,351)	2,157
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	115,316	127,174	633,945	1,155,392	2,163,969	1,956,293
NET INCREASE (DECREASE) IN NET ASSETS	130,065	120,845	770,851	1,100,259	1,790,900	1,282,324
NET ASSETS
Beginning of Year or Period	120,845	-	1,835,133	734,874	6,124,411	4,842,087
End of Year or Period	$250,910	$120,845	$2,605,984	$1,835,133	$7,915,311	$6,124,411

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$65,435	$-	$970,932	$-	$990,516
Realized gain (loss) on investments	(191,973)	324,113	(42,940)	118,373	326,867	2,124,748
Change in net unrealized appreciation (depreciation) on investments	427,404	(591,549)	2,084,838	(1,451,050)	(1,123,131)	(5,071,568)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,431	(202,001)	2,041,898	(361,745)	(796,264)	(1,956,304)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	122,882	419,065	2,458,372	4,637,926	827,616	2,915,430
Transfers between variable and fixed accounts, net	(142,882)	(1,824,424)	1,606,902	10,867,837	199,329	(1,249,558)
Policy maintenance charges	(171,153)	(337,623)	(1,418,079)	(2,255,521)	(972,419)	(1,966,491)
Policy benefits and terminations	(51,508)	(261,037)	(236,743)	(541,015)	(362,337)	(1,805,088)
Policy loans and loan repayments	3,470	133,578	(71,046)	(56,678)	(121,734)	(184,130)
Other	(764)	669	5,058	6,009	(4,967)	15,457
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(239,955)	(1,869,772)	2,344,464	12,658,558	(434,512)	(2,274,380)
NET INCREASE (DECREASE) IN NET ASSETS	(4,524)	(2,071,773)	4,386,362	12,296,813	(1,230,776)	(4,230,684)
NET ASSETS
Beginning of Year or Period	5,434,456	7,506,229	35,044,072	22,747,259	55,894,724	60,125,408
End of Year or Period	$5,429,932	$5,434,456	$39,430,434	$35,044,072	$54,663,948	$55,894,724
	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$12,220	$-	$-	$-	$374,475
Realized gain (loss) on investments	1,416,218	12,043,523	1,106,309	7,661,949	228,363	3,355,759
Change in net unrealized appreciation (depreciation) on investments	(3,855,648)	(8,649,585)	82,875	(11,027,108)	(1,266,151)	(4,009,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,439,430)	3,406,158	1,189,184	(3,365,159)	(1,037,788)	(279,713)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	854,080	2,093,008	910,665	2,108,775	649,019	1,368,016
Transfers between variable and fixed accounts, net	(1,644,442)	(5,169,991)	(182,360)	224,628	228,701	1,813,420
Policy maintenance charges	(769,893)	(1,548,652)	(889,215)	(1,751,305)	(537,045)	(1,043,020)
Policy benefits and terminations	(183,439)	(1,363,408)	(376,925)	(1,237,512)	(328,380)	(696,727)
Policy loans and loan repayments	(31,250)	40,258	(18,325)	(53,238)	(29,608)	27,674
Other	(3,009)	11,253	9,100	17,037	5,201	10,608
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,777,953)	(5,937,532)	(547,060)	(691,615)	(12,112)	1,479,971
NET INCREASE (DECREASE) IN NET ASSETS	(4,217,383)	(2,531,374)	642,124	(4,056,774)	(1,049,900)	1,200,258
NET ASSETS
Beginning of Year or Period	43,292,742	45,824,116	48,607,078	52,663,852	26,995,414	25,795,156
End of Year or Period	$39,075,359	$43,292,742	$49,249,202	$48,607,078	$25,945,514	$26,995,414

(1) Unaudited.

See Notes to Financial Statements	F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015
	MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class		MFS Value Series - Service Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$538,119	$-	$1,550
Realized gain (loss) on investments	(300,922)	(924,894)	(107,719)	2,391,076	(828)	11,390
Change in net unrealized appreciation (depreciation) on investments	403,444	549,689	2,003,514	(4,904,619)	355,825	(7,026)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,522	(375,205)	1,895,795	(1,975,424)	354,997	5,914
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	598,365	1,099,866	359,781	791,318	134,004	28,561
Transfers between variable and fixed accounts, net	(79,629)	(522,524)	1,978,915	(2,489,394)	4,112,031	481,012
Policy maintenance charges	(329,208)	(675,303)	(318,819)	(630,708)	(73,251)	(14,574)
Policy benefits and terminations	(23,044)	(550,541)	(237,324)	(426,243)	(3,166)	-
Policy loans and loan repayments	(13,185)	52,756	(13,295)	(118,440)	1,775	-
Other	2,742	3,657	6,273	2,170	(743)	(513)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	156,041	(592,089)	1,775,531	(2,871,297)	4,170,650	494,486
NET INCREASE (DECREASE) IN NET ASSETS	258,563	(967,294)	3,671,326	(4,846,721)	4,525,647	500,400
NET ASSETS
Beginning of Year or Period	11,029,691	11,996,985	11,526,503	16,373,224	500,400	-
End of Year or Period	$11,288,254	$11,029,691	$15,197,829	$11,526,503	$5,026,047	$500,400

	Neuberger Berman Socially Responsive I Class		Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$1,694	$50,457	$55,181	$55,979	$96,821
Realized gain (loss) on investments	23	38,298	188,701	348,614	(72,534)	(69,150)
Change in net unrealized appreciation (depreciation) on investments	5,073	(35,805)	(843,684)	(481,187)	(22,295)	(42,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,096	4,187	(604,526)	(77,392)	(38,850)	(14,664)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,639	19,414	267,616	392,804	310,702	400,953
Transfers between variable and fixed accounts, net	31,788	53,966	(432,169)	4,245,681	507,475	2,856
Policy maintenance charges	(7,736)	(13,204)	(152,686)	(231,036)	(195,870)	(397,988)
Policy benefits and terminations	(446)	-	(436,600)	(166,876)	(119,031)	(177,484)
Policy loans and loan repayments	3,652	750	5,207	(41,886)	(13,877)	(7,213)
Other	13	59	1,923	2,333	1,101	1,472
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	36,910	60,985	(746,709)	4,201,020	490,500	(177,404)
NET INCREASE (DECREASE) IN NET ASSETS	42,006	65,172	(1,351,235)	4,123,628	451,650	(192,068)
NET ASSETS
Beginning of Year or Period	293,678	228,506	7,351,953	3,228,325	5,590,106	5,782,174
End of Year or Period	$335,684	$293,678	$6,000,718	$7,351,953	$6,041,756	$5,590,106

(1) Unaudited.

(2) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015

	Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$393,181	$847,925
Realized gain (loss) on investments	(84,582)	110,284	2,389,772	3,278,239	693,269	2,516,447
Change in net unrealized appreciation (depreciation) on investments	84,487	(341,751)	(6,635,908)	3,313,467	2,375,809	(7,175,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95)	(231,467)	(4,246,136)	6,591,706	3,462,259	(3,810,958)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	105,107	159,458	2,893,484	4,645,243	2,291,364	4,208,765
Transfers between variable and fixed accounts, net	(207,808)	129,724	1,294,106	5,438,509	614,685	1,458,268
Policy maintenance charges	(54,174)	(99,246)	(1,780,839)	(3,180,936)	(1,324,480)	(2,478,465)
Policy benefits and terminations	(37,025)	(30,809)	(991,998)	(1,730,101)	(388,682)	(1,386,731)
Policy loans and loan repayments	2,337	(10,938)	(81,387)	(295,421)	(5,552)	(141,001)
Other	417	(102)	33,197	14,536	7,557	12,674
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(191,146)	148,087	1,366,563	4,891,830	1,194,892	1,673,510
NET INCREASE (DECREASE) IN NET ASSETS	(191,241)	(83,380)	(2,879,573)	11,483,536	4,657,151	(2,137,448)
NET ASSETS
Beginning of Year or Period	1,764,256	1,847,636	73,056,638	61,573,102	51,571,240	53,708,688
End of Year or Period	$1,573,015	$1,764,256	$70,177,065	$73,056,638	$56,228,391	$51,571,240

	VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$130,403	$11,522
Realized gain (loss) on investments	(3,634,164)	(5,581,637)
Change in net unrealized appreciation (depreciation) on investments	11,665,065	(8,884,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,161,304	(14,454,419)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,034,170	2,452,897
Transfers between variable and fixed accounts, net	662,234	(174,020)
Policy maintenance charges	(789,344)	(1,675,689)
Policy benefits and terminations	(767,798)	(1,359,507)
Policy loans and loan repayments	(102,623)	(39,250)
Other	6,731	30,488
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	43,370	(765,081)
NET INCREASE (DECREASE) IN NET ASSETS	8,204,674	(15,219,500)
NET ASSETS
Beginning of Year or Period	26,566,678	41,786,178
End of Year or Period	$34,771,352	$26,566,678

(1) Unaudited.

See Notes to Financial Statements	F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income
01/01/2016-06/30/2016 (Unaudited)	$10.27	61,989	$636,673	0.00%	0.00%	5.70%
05/05/2015-12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68%)
Diversified Bond
01/01/2016-06/30/2016 (Unaudited)	$15.86	4,204,771	$66,686,148	0.00%	0.00%	5.98%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
01/01/2016-06/30/2016 (Unaudited)	$10.69	415,480	$4,439,585	0.00%	0.00%	3.20%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
01/01/2016-06/30/2016 (Unaudited)	$11.17	1,237,035	$13,817,033	0.00%	0.00%	4.40%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
01/01/2016-06/30/2016 (Unaudited)	$65.20	1,201,324	$78,321,482	0.00%	0.00%	7.06%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
01/01/2016-06/30/2016 (Unaudited)	$59.39	1,401,609	$83,242,252	0.00%	0.00%	6.26%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
01/01/2016-06/30/2016 (Unaudited)	$10.68	254,054	$2,712,060	0.00%	0.00%	4.39%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
01/01/2016-06/30/2016 (Unaudited)	$67.50	3,917,860	$264,450,764	0.00%	0.00%	4.25%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
01/01/2016-06/30/2016 (Unaudited)	$12.94	5,033,663	$65,118,925	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%

See Notes to Financial Statements	F-30	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets Debt
01/01/2016-06/30/2016 (Unaudited)	$10.88	380,051	$4,136,367	0.00%	0.00%	14.42%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42%	)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%	)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%	)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
01/01/2016-06/30/2016 (Unaudited)	$18.81	2,565,944	$48,265,313	0.00%	0.00%	(0.17%	)
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05%	)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%	)
Dividend Growth
01/01/2016-06/30/2016 (Unaudited)	$24.81	2,642,415	$65,559,363	0.00%	0.00%	6.78%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
01/01/2016-06/30/2016 (Unaudited)	$95.60	6,604,066	$631,331,125	0.00%	0.00%	3.68%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
01/01/2016-06/30/2016 (Unaudited)	$24.02	1,062,486	$25,519,483	0.00%	0.00%	(1.91%	)
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%	)
Growth
01/01/2016-06/30/2016 (Unaudited)	$79.00	2,316,995	$183,044,722	0.00%	0.00%	(0.07%	)
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%	)
Large-Cap Growth
01/01/2016-06/30/2016 (Unaudited)	$13.09	3,540,075	$46,324,730	0.00%	0.00%	(4.21%	)
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
01/01/2016-06/30/2016 (Unaudited)	$27.30	4,037,888	$110,244,804	0.00%	0.00%	2.99%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99%	)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
01/01/2016-06/30/2016 (Unaudited)	$16.18	699,683	$11,320,584	0.00%	0.00%	(1.86%	)
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82%	)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%	)

See Notes to Financial Statements	F-31	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Main Street Core
01/01/2016-06/30/2016 (Unaudited)	$94.31	1,904,793	$179,635,558	0.00%	0.00%	4.70%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
01/01/2016-06/30/2016 (Unaudited)	$40.12	2,394,202	$96,050,823	0.00%	0.00%	5.17%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%	)
Mid-Cap Growth
01/01/2016-06/30/2016 (Unaudited)	$15.86	2,694,286	$42,739,019	0.00%	0.00%	2.06%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73%	)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%	)
Mid-Cap Value
01/01/2016-06/30/2016 (Unaudited)	$27.99	370,118	$10,359,715	0.00%	0.00%	3.28%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37%	)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%	)
Small-Cap Equity
01/01/2016-06/30/2016 (Unaudited)	$25.96	692,042	$17,965,835	0.00%	0.00%	8.74%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88%	)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%	)
Small-Cap Growth
01/01/2016-06/30/2016 (Unaudited)	$18.98	982,844	$18,651,910	0.00%	0.00%	(8.26%	)
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35%	)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%	)
Small-Cap Index
01/01/2016-06/30/2016 (Unaudited)	$30.83	6,203,825	$191,245,327	0.00%	0.00%	1.97%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93%	)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%	)
Small-Cap Value
01/01/2016-06/30/2016 (Unaudited)	$40.32	1,491,049	$60,112,369	0.00%	0.00%	4.47%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34%	)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
01/01/2016-06/30/2016 (Unaudited)	$13.08	96,834	$1,266,117	0.00%	0.00%	2.89%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69%	)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%

See Notes to Financial Statements	F-32	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets
01/01/2016-06/30/2016 (Unaudited)	$36.81	2,883,283	$106,147,768	0.00%	0.00%	3.20%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04%	)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%	)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%	)
International Large-Cap
01/01/2016-06/30/2016 (Unaudited)	$14.46	9,199,490	$133,001,640	0.00%	0.00%	(3.85%	)
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44%	)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%	)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%	)
International Small-Cap
01/01/2016-06/30/2016 (Unaudited)	$12.61	1,766,060	$22,278,376	0.00%	0.00%	(1.22%	)
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%	)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%	)
International Value
01/01/2016-06/30/2016 (Unaudited)	$24.13	4,803,811	$115,920,649	0.00%	0.00%	(6.97%	)
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63%	)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%	)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%	)
Health Sciences
01/01/2016-06/30/2016 (Unaudited)	$50.08	1,258,647	$63,038,978	0.00%	0.00%	(3.20%	)
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
01/01/2016-06/30/2016 (Unaudited)	$69.78	1,384,246	$96,594,563	0.00%	0.00%	10.29%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
Technology
01/01/2016-06/30/2016 (Unaudited)	$8.71	1,633,125	$14,224,435	0.00%	0.00%	(9.46%	)
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04%	)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%	)
Absolute Return
01/01/2016-06/30/2016 (Unaudited)	$9.38	23,576	$221,178	0.00%	0.00%	(2.74%	)
06/05/2015-12/31/2015	9.65	4,081	39,364	0.00%	0.00%	(2.70%	)
Currency Strategies
01/01/2016-06/30/2016 (Unaudited)	$11.14	78,563	$875,570	0.00%	0.00%	5.75%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%	)
Equity Long/Short
01/01/2016-06/30/2016 (Unaudited)	$11.73	524,254	$6,148,577	0.00%	0.00%	1.06%
05/14/2015-12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%

See Notes to Financial Statements	F-33	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Global Absolute Return
01/01/2016-06/30/2016 (Unaudited)	$10.70	274,376	$2,934,531	0.00%	0.00%	2.05%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013-12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%	)
Pacific Dynamix - Conservative Growth
01/01/2016-06/30/2016 (Unaudited)	$16.85	387,390	$6,529,049	0.00%	0.00%	4.06%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10%	)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
01/01/2016-06/30/2016 (Unaudited)	$18.53	1,396,500	$25,876,539	0.00%	0.00%	3.55%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85%	)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
01/01/2016-06/30/2016 (Unaudited)	$20.27	1,532,838	$31,066,322	0.00%	0.00%	3.07%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45%	)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%	)
Portfolio Optimization Conservative
01/01/2016-06/30/2016 (Unaudited)	$12.09	1,488,011	$17,986,507	0.00%	0.00%	3.62%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03%	)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%	)
Portfolio Optimization Moderate-Conservative
01/01/2016-06/30/2016 (Unaudited)	$12.46	3,883,568	$48,401,286	0.00%	0.00%	2.95%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41%	)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%	)
Portfolio Optimization Moderate
01/01/2016-06/30/2016 (Unaudited)	$12.82	17,137,496	$219,723,587	0.00%	0.00%	2.77%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36%	)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%	)
Portfolio Optimization Growth
01/01/2016-06/30/2016 (Unaudited)	$13.10	22,482,359	$294,532,908	0.00%	0.00%	2.18%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33%	)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%	)
Portfolio Optimization Aggressive-Growth
01/01/2016-06/30/2016 (Unaudited)	$13.07	9,878,087	$129,147,182	0.00%	0.00%	1.59%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91%	)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%	)
PSF DFA Balanaced Allocation (4)
06/22/2016-06/30/2016 (Unaudited)	$10.05	59	$588	0.00%	0.00%	0.11%

See Notes to Financial Statements	F-34	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
01/01/2016-06/30/2016 (Unaudited)	$12.03	1,649,652	$19,841,442	0.00%	0.00%	(0.76%	)
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62%	)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
01/01/2016-06/30/2016 (Unaudited)	$17.46	761,632	$13,295,987	1.76%	0.00%	10.58%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58%	)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4
01/01/2016-06/30/2016 (Unaudited)	$23.26	1,531,343	$35,624,992	0.54%	0.00%	4.45%
10/30/2015-12/31/2015	22.27	1,284,667	28,611,778	See Note (5)	0.00%	(1.53%	)
American Funds IS Growth Fund Class 4
01/01/2016-06/30/2016 (Unaudited)	$22.81	2,571,240	$58,657,704	0.31%	0.00%	0.83%
10/30/2015-12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61%	)
American Funds IS Growth-Income Fund Class 4
01/01/2016-06/30/2016 (Unaudited)	$20.76	3,149,913	$65,405,819	0.49%	0.00%	2.99%
10/30/2015-12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77%	)
BlackRock Basic Value V.I. Class III
01/01/2016-06/30/2016 (Unaudited)	$19.30	1,045,314	$20,172,226	0.00%	0.00%	4.97%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15%	)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%	)
BlackRock Global Allocation V.I. Class III
01/01/2016-06/30/2016 (Unaudited)	$19.39	2,911,564	$56,443,629	0.00%	0.00%	0.08%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00%	)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%	)
BlackRock iShares Alternative Strategies V.I. Class I
01/01/2016-06/30/2016 (Unaudited)	$10.46	86,412	$903,582	0.00%	0.00%	10.61%
06/18/2015-12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48%	)
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2016-06/30/2016 (Unaudited)	$9.68	16,253	$157,353	0.00%	0.00%	4.34%
06/24/2015-12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31%	)
BlackRock iShares Dynamic Fixed Income V.I. Class I
01/01/2016-06/30/2016 (Unaudited)	$10.35	38,618	$399,516	0.00%	0.00%	5.65%
05/14/2015-12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69%	)
BlackRock iShares Equity Appreciation V.I. Class I
01/01/2016-06/30/2016 (Unaudited)	$9.00	22,149	$199,263	0.00%	0.00%	1.64%
05/08/2015-12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74%	)
Dreyfus Appreciation Service Shares
01/01/2016-06/30/2016 (Unaudited)	$12.04	44,737	$538,417	1.71%	0.00%	3.77%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71%	)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$22.74	2,281,619	$51,890,334	0.00%	0.00%	0.59%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%	)

See Notes to Financial Statements	F-35	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2010 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.80	74,344	$1,026,312	0.00%	0.00%	2.36%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53%	)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%	)
Fidelity VIP Freedom 2015 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.65	162,670	$2,220,162	0.00%	0.00%	2.08%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51%	)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%	)
Fidelity VIP Freedom 2020 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.29	584,799	$7,769,111	0.00%	0.00%	1.83%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46%	)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%	)
Fidelity VIP Freedom 2025 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.72	661,013	$9,066,895	0.00%	0.00%	1.53%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50%	)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%	)
Fidelity VIP Freedom 2030 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.10	739,474	$9,685,384	0.00%	0.00%	0.87%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53%	)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%	)
Fidelity VIP Freedom 2035 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.55	287,583	$3,897,323	0.01%	0.00%	0.25%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51%	)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.70	217,210	$2,975,850	0.00%	0.00%	0.27%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53%	)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$13.22	120,728	$1,596,124	0.00%	0.00%	2.92%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57%	)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Government Money Market Service Class
01/01/2016-06/30/2016 (Unaudited)	$10.01	19,140,232	$191,506,485	0.07%	0.00%	0.03%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%

See Notes to Financial Statements	F-36	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Growth Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$21.47	300,374	$6,449,803	0.00%	0.00%	(3.17%	)
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%	)
Fidelity VIP Mid Cap Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$23.86	1,469,205	$35,060,719	0.00%	0.00%	1.04%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63%	)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%	)
Fidelity VIP Value Strategies Service Class 2
01/01/2016-06/30/2016 (Unaudited)	$19.36	282,880	$5,477,479	0.00%	0.00%	0.07%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19%	)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%	)
Templeton Foreign VIP Class 2
01/01/2016-06/30/2016 (Unaudited)	$10.93	1,531,879	$16,749,832	4.13%	0.00%	(2.51%	)
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49%	)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%	)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
01/01/2016-06/30/2016 (Unaudited)	$11.64	3,086,551	$35,922,788	0.00%	0.00%	(1.88%	)
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30%	)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%	)
GE Investments Total Return Class 3
01/01/2016-06/30/2016 (Unaudited)	$14.08	146,921	$2,069,098	0.00%	0.00%	2.84%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34%	)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%	)
Janus Aspen Series Enterprise Service Shares
01/01/2016-06/30/2016 (Unaudited)	$21.03	533,659	$11,225,171	0.00%	0.00%	5.44%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%	)
Janus Aspen Series Overseas Service Shares
01/01/2016-06/30/2016 (Unaudited)	$7.78	1,521,208	$11,830,798	8.37%	0.00%	(13.38%	)
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80%	)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%	)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%	)
Lazard Retirement Global Dynamic Multi Asset Service Class
01/01/2016-06/30/2016 (Unaudited)	$10.39	94,335	$980,058	0.00%	0.00%	2.52%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44%	)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%	)

See Notes to Financial Statements	F-37	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2016-06/30/2016 (Unaudited)	$14.20	87,485	$1,242,471	0.00%	0.00%	0.56%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44%	)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
01/01/2016-06/30/2016 (Unaudited)	$19.17	983,333	$18,850,865	0.04%	0.00%	(5.53%	)
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94%	)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap - Class II
01/01/2016-06/30/2016 (Unaudited)	$17.23	703,283	$12,116,536	0.21%	0.00%	(3.10%	)
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%	)
Western Asset Variable Global High Yield Bond - Class II
01/01/2016-06/30/2016 (Unaudited)	$9.83	25,535	$250,910	0.00%	0.00%	8.06%
05/20/2015-12/31/2015	9.09	13,290	120,845	See Note (5)	0.00%	(9.30%	)
Lord Abbett Bond Debenture Class VC
01/01/2016-06/30/2016 (Unaudited)	$10.55	247,025	$2,605,984	0.00%	0.00%	5.92%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53%	)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
01/01/2016-06/30/2016 (Unaudited)	$13.58	582,997	$7,915,311	0.00%	0.00%	(8.40%	)
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21%	)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
01/01/2016-06/30/2016 (Unaudited)	$16.53	328,571	$5,429,932	0.00%	0.00%	4.48%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44%	)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%	)
Lord Abbett Total Return Class VC
01/01/2016-06/30/2016 (Unaudited)	$10.82	3,642,700	$39,430,434	0.00%	0.00%	5.60%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66%	)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%	)
I
01/01/2016-06/30/2016 (Unaudited)	$31.71	1,723,867	$54,663,948	0.00%	0.00%	(1.51%	)
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94%	)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%	)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%	)
II
01/01/2016-06/30/2016 (Unaudited)	$43.27	902,959	$39,075,359	0.00%	0.00%	(5.73%	)
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%	)

See Notes to Financial Statements	F-38	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
III
01/01/2016-06/30/2016 (Unaudited)	$68.04	723,864	$49,249,202	0.00%	0.00%	2.47%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58%	)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%	)
V
01/01/2016-06/30/2016 (Unaudited)	$23.88	1,086,468	$25,945,514	0.00%	0.00%	(3.93%	)
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66%	)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%	)
MFS New Discovery Series - Service Class
01/01/2016-06/30/2016 (Unaudited)	$17.79	634,638	$11,288,254	0.00%	0.00%	0.76%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15%	)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%	)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%	)
MFS Utilities Series - Service Class
01/01/2016-06/30/2016 (Unaudited)	$16.71	909,582	$15,197,829	0.00%	0.00%	15.11%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76%	)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class
01/01/2016-06/30/2016 (Unaudited)	$10.36	485,101	$5,026,047	0.00%	0.00%	6.57%
07/13/2015-12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00%	)
Neuberger Berman Socially Responsive I Class
01/01/2016-06/30/2016 (Unaudited)	$13.44	24,968	$335,684	0.00%	0.00%	1.35%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46%	)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
01/01/2016-06/30/2016 (Unaudited)	$11.19	536,332	$6,000,718	1.51%	0.00%	(8.29%	)
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2016-06/30/2016 (Unaudited)	$9.49	636,761	$6,041,756	2.01%	0.00%	(0.74%	)
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26%	)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%	)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%	)
Royce Micro-Cap Service Class
01/01/2016-06/30/2016 (Unaudited)	$11.06	142,184	$1,573,015	0.00%	0.00%	(0.11%	)
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61%	)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%	)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%	)
T. Rowe Price Blue Chip Growth - II
01/01/2016-06/30/2016 (Unaudited)	$23.77	2,952,813	$70,177,065	0.00%	0.00%	(5.95%	)
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%

See Notes to Financial Statements	F-39	See explanation of references on F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
T. Rowe Price Equity Income - II
01/01/2016-06/30/2016 (Unaudited)	$18.35	3,064,624	$56,228,391	1.51%	0.00%	6.58%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)
Van Eck VIP Global Hard Assets Initial Class
01/01/2016-06/30/2016 (Unaudited)	$18.78	1,851,074	$34,771,352	0.84%	0.00%	28.35%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gain, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2016 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	F-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2016 was comprised of one hundred one subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this semi-annual report. The assets in each of the Variable Accounts presented in these financial statements invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Clearbridge Variable Mid Cap - Class II Variable Account and Portfolio were formerly named ClearBridge Variable Mid Cap Core - Class II Variable Account and Portfolio, respectively.

The PSF DFA Balanced Allocation Variable Account commenced operations on June 22, 2016.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fees for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this report. For the period ended June 30, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2016, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$986,328	$731,271
Diversified Bond	6,350,329	2,880,046
Floating Rate Income	1,813,032	501,457
Floating Rate Loan	1,597,131	1,413,749
High Yield Bond	8,973,652	10,993,962
Inflation Managed	999,961	9,475,256
Inflation Strategy	1,142,644	273,254
Managed Bond	9,837,203	14,186,214
Short Duration Bond	3,914,975	5,755,083
Emerging Markets Debt	1,088,903	598,071
Comstock	1,742,570	3,148,293
Dividend Growth	5,555,993	3,875,228
Equity Index	34,212,274	23,204,096
Focused Growth	752,011	4,400,244
Growth	3,104,901	10,519,476
Large-Cap Growth	2,813,637	3,967,926
Large-Cap Value	2,441,324	5,000,699
Long/Short Large-Cap	431,839	905,522
Main Street Core	3,259,058	13,260,594
Mid-Cap Equity	586,971	4,551,356
Mid-Cap Growth	1,197,011	2,713,799
Mid-Cap Value	2,219,373	1,678,818
Small-Cap Equity	698,734	1,234,174
Small-Cap Growth	-	1,108,758
Small-Cap Index	1,960,346	6,761,520
Small-Cap Value	1,997,619	3,284,438
Value Advantage	492,491	2,296,665
Emerging Markets	2,925,529	3,482,995
International Large-Cap	4,889,643	3,042,616
International Small-Cap	2,097,861	2,404,704
International Value	5,225,173	6,864,728
Health Sciences	1,153,901	5,133,118
Real Estate	2,469,501	3,851,151
Technology	727,858	2,072,414
Absolute Return	207,918	24,960
Currency Strategies	500,843	160,878
Equity Long/Short	1,265,722	435,519
Global Absolute Return	235,477	504,783
Pacific Dynamix - Conservative Growth	1,400,554	398,240
Pacific Dynamix - Moderate Growth	2,112,884	1,371,350
Pacific Dynamix - Growth	3,604,091	1,151,439
Portfolio Optimization Conservative	1,717,019	809,799
Portfolio Optimization Moderate-Conservative	1,188,010	2,365,641
Portfolio Optimization Moderate	4,225,970	7,143,719
Portfolio Optimization Growth	2,504,473	15,462,069
Portfolio Optimization Aggressive-Growth	4,980,092	5,706,795
PSF DFA Balanced Allocation (1)	588	-
Invesco V.I. International Growth Series II	2,608,448	315,685
American Century VP Mid Cap Value Class II	3,440,156	893,148
American Funds IS Asset Allocation Fund Class 4	8,317,278	1,782,316
American Funds IS Growth Fund Class 4	6,745,996	2,501,200
American Funds IS Growth-Income Fund Class 4	8,774,526	2,721,901

Variable Accounts	Purchases	Sales
BlackRock Basic Value V.I. Class III	$1,125,190	$2,577,219
BlackRock Global Allocation V.I. Class III	1,925,139	3,005,347
BlackRock iShares Alternative Strategies V.I. Class I	535,521	34,671
BlackRock iShares Dynamic Allocation V.I. Class I	101,745	31,854
BlackRock iShares Dynamic Fixed Income V.I. Class I	466,306	151,511
BlackRock iShares Equity Appreciation V.I. Class I	94,491	41,630
Dreyfus Appreciation Service Shares	314,989	66,171
Fidelity VIP Contrafund Service Class 2	5,046,788	2,865,559
Fidelity VIP Freedom 2010 Service Class 2	60,189	766,909
Fidelity VIP Freedom 2015 Service Class 2	294,347	50,579
Fidelity VIP Freedom 2020 Service Class 2	525,253	279,794
Fidelity VIP Freedom 2025 Service Class 2	697,068	229,585
Fidelity VIP Freedom 2030 Service Class 2	1,665,358	672,100
Fidelity VIP Freedom 2035 Service Class 2	891,171	181,386
Fidelity VIP Freedom 2045 Service Class 2	605,410	105,291
Fidelity VIP Freedom Income Service Class 2	176,097	241,819
Fidelity VIP Government Money Market Service Class	41,927,875	69,669,197
Fidelity VIP Growth Service Class 2	895,960	900,755
Fidelity VIP Mid Cap Service Class 2	3,302,856	2,128,907
Fidelity VIP Value Strategies Service Class 2	455,180	855,804
Templeton Foreign VIP Class 2	2,711,642	1,155,056
Templeton Global Bond VIP Class 2	1,337,979	1,856,830
GE Investments Total Return Class 3	179,649	554,437
Janus Aspen Series Enterprise Service Shares	2,422,237	1,456,814
Janus Aspen Series Overseas Service Shares	1,902,686	1,431,093
Lazard Retirement Global Dynamic Multi Asset Service Class	154,392	62,147
Lazard Retirement U.S. Strategic Equity Service Class	61,604	160,569
ClearBridge Variable Aggressive Growth - Class II	1,519,630	1,561,777
ClearBridge Variable Mid Cap - Class II	1,777,247	833,013
Western Asset Variable Global High Yield Bond - Class II	161,289	45,973
Lord Abbett Bond Debenture Class VC	1,024,441	390,496
Lord Abbett Developing Growth Class VC	3,243,940	1,079,983
Lord Abbett Fundamental Equity Class VC	398,584	638,537
Lord Abbett Total Return Class VC	3,981,595	1,637,135
I	1,597,422	2,031,936
II	1,217,199	2,492,327
III	1,624,477	1,980,500
V	973,843	985,960
MFS New Discovery Series - Service Class	874,072	718,032
MFS Utilities Series - Service Class	2,712,219	936,692
MFS Value Series - Service Class	4,506,640	335,988
Neuberger Berman Socially Responsive I Class	46,056	9,146
Oppenheimer Global Fund/VA Service Shares	1,108,437	1,357,644
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	971,918	425,446
Royce Micro-Cap Service Class	171,908	363,055
T. Rowe Price Blue Chip Growth - II	7,680,334	6,313,769
T. Rowe Price Equity Income - II	4,784,664	3,196,587
VanEck VIP Global Hard Assets Initial Class	3,860,588	3,686,808

 (1) Operations commenced during 2016.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2016 and for the year or period ended December 31, 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Core Income (1)	101,686	(74,178)	27,508	44,437	(9,956)	34,481
Diversified Bond	624,312	(402,476)	221,836	1,744,310	(641,983)	1,102,327
Floating Rate Income	182,299	(58,639)	123,660	271,730	(216,064)	55,666
Floating Rate Loan	179,623	(164,339)	15,284	243,036	(414,534)	(171,498)
High Yield Bond	235,485	(263,548)	(28,063)	538,081	(697,298)	(159,217)
Inflation Managed	73,765	(221,553)	(147,788)	224,152	(339,354)	(115,202)
Inflation Strategy	111,060	(29,571)	81,489	127,404	(83,372)	44,032
Managed Bond	374,127	(439,426)	(65,299)	651,197	(1,005,944)	(354,747)
Short Duration Bond	583,731	(726,011)	(142,280)	1,595,355	(1,721,758)	(126,403)
Emerging Markets Debt	100,881	(52,570)	48,311	141,459	(180,089)	(38,630)
Comstock	327,946	(403,822)	(75,876)	495,237	(580,118)	(84,881)
Dividend Growth	339,025	(273,553)	65,472	500,101	(411,571)	88,530
Equity Index	835,916	(724,020)	111,896	1,202,608	(1,197,963)	4,645
Focused Growth	86,851	(243,731)	(156,880)	422,986	(390,255)	32,731
Growth	111,382	(208,162)	(96,780)	230,606	(442,511)	(211,905)
Large-Cap Growth	410,696	(494,587)	(83,891)	793,337	(756,590)	36,747
Large-Cap Value	295,620	(392,501)	(96,881)	535,256	(913,340)	(378,084)
Long/Short Large-Cap	55,963	(85,490)	(29,527)	213,257	(287,987)	(74,730)
Main Street Core	90,793	(204,936)	(114,143)	189,226	(326,305)	(137,079)
Mid-Cap Equity	85,029	(190,722)	(105,693)	170,199	(383,612)	(213,413)
Mid-Cap Growth	213,445	(315,215)	(101,770)	411,957	(610,588)	(198,631)
Mid-Cap Value	106,626	(88,510)	18,116	160,177	(276,545)	(116,368)
Small-Cap Equity	67,692	(90,164)	(22,472)	157,988	(170,644)	(12,656)
Small-Cap Growth	701	(61,271)	(60,570)	74	(210,197)	(210,123)
Small-Cap Index	288,243	(451,218)	(162,975)	876,061	(1,306,741)	(430,680)
Small-Cap Value	142,119	(176,387)	(34,268)	298,850	(422,632)	(123,782)
Value Advantage	43,152	(183,468)	(140,316)	55,337	(270,248)	(214,911)
Emerging Markets	275,590	(291,039)	(15,449)	635,665	(824,359)	(188,694)
International Large-Cap	808,128	(676,677)	131,451	2,138,251	(2,118,765)	19,486
International Small-Cap	232,954	(256,546)	(23,592)	984,028	(393,238)	590,790
International Value	466,215	(529,579)	(63,364)	840,830	(853,836)	(13,006)
Health Sciences	95,610	(179,242)	(83,632)	390,586	(406,717)	(16,131)
Real Estate	120,933	(142,455)	(21,522)	444,722	(728,342)	(283,620)
Technology	160,558	(316,674)	(156,116)	568,103	(412,009)	156,094
Absolute Return (1)	22,279	(2,784)	19,495	4,220	(139)	4,081
Currency Strategies	48,536	(17,147)	31,389	24,299	(25,414)	(1,115)
Equity Long/Short (1)	125,736	(55,385)	70,351	455,851	(1,948)	453,903
Global Absolute Return	36,072	(61,684)	(25,612)	207,926	(47,604)	160,322
Pacific Dynamix - Conservative Growth	98,478	(36,632)	61,846	104,836	(75,282)	29,554
Pacific Dynamix - Moderate Growth	162,759	(121,706)	41,053	321,064	(163,577)	157,487
Pacific Dynamix - Growth	261,114	(135,705)	125,409	416,600	(188,021)	228,579
Portfolio Optimization Conservative	186,352	(108,211)	78,141	236,771	(468,576)	(231,805)
Portfolio Optimization Moderate-Conservative	195,243	(296,424)	(101,181)	468,492	(504,550)	(36,058)
Portfolio Optimization Moderate	944,484	(1,177,607)	(233,123)	1,840,017	(3,238,377)	(1,398,360)
Portfolio Optimization Growth	1,034,793	(2,061,828)	(1,027,035)	2,429,278	(3,057,288)	(628,010)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Portfolio Optimization Aggressive-Growth	667,506	(713,884)	(46,378)	1,222,344	(1,278,957)	(56,613)
PSF DFA Balanced Allocation (2)	59	-	59
Invesco V.I. International Growth Series II	284,709	(94,900)	189,809	973,009	(244,542)	728,467
American Century VP Mid Cap Value Class II	228,276	(111,673)	116,603	201,406	(181,047)	20,359
American Funds IS Asset Allocation Fund Class 4 (1)	449,586	(202,910)	246,676	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	247,510	(300,633)	(53,123)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	191,392	(258,427)	(67,035)	3,307,342	(90,394)	3,216,948
BlackRock Basic Value V.I. Class III	104,792	(187,544)	(82,752)	349,209	(377,755)	(28,546)
BlackRock Global Allocation V.I. Class III	233,767	(289,951)	(56,184)	485,769	(569,879)	(84,110)
BlackRock iShares Alternative Strategies V.I. Class I (1)	54,230	(4,343)	49,887	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	11,568	(3,523)	8,045	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	47,219	(15,731)	31,488	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	10,703	(4,527)	6,176	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	21,945	(5,952)	15,993	14,841	(12,118)	2,723
Fidelity VIP Contrafund Service Class 2	115,454	(208,873)	(93,419)	368,153	(601,936)	(233,783)
Fidelity VIP Freedom 2010 Service Class 2	3,485	(59,712)	(56,227)	72,897	(12,051)	60,846
Fidelity VIP Freedom 2015 Service Class 2	20,069	(5,966)	14,103	31,918	(45,605)	(13,687)
Fidelity VIP Freedom 2020 Service Class 2	31,720	(30,571)	1,149	84,855	(164,153)	(79,298)
Fidelity VIP Freedom 2025 Service Class 2	43,827	(28,674)	15,153	194,610	(129,615)	64,995
Fidelity VIP Freedom 2030 Service Class 2	123,539	(73,959)	49,580	120,367	(109,389)	10,978
Fidelity VIP Freedom 2035 Service Class 2	61,866	(15,613)	46,253	82,458	(33,736)	48,722
Fidelity VIP Freedom 2045 Service Class 2	51,753	(20,672)	31,081	118,158	(30,375)	87,783
Fidelity VIP Freedom Income Service Class 2	11,908	(18,335)	(6,427)	38,931	(24,995)	13,936
Fidelity VIP Government Money Market Service Class	11,130,551	(13,910,741)	(2,780,190)	29,850,316	(24,950,975)	4,899,341
Fidelity VIP Growth Service Class 2	21,882	(54,095)	(32,213)	92,329	(175,307)	(82,978)
Fidelity VIP Mid Cap Service Class 2	88,081	(132,763)	(44,682)	145,511	(252,332)	(106,821)
Fidelity VIP Value Strategies Service Class 2	71,852	(93,442)	(21,590)	93,385	(91,466)	1,919
Templeton Foreign VIP Class 2	239,307	(155,214)	84,093	590,422	(415,867)	174,555
Templeton Global Bond VIP Class 2	211,498	(258,477)	(46,979)	543,227	(793,358)	(250,131)
GE Investments Total Return Class 3	16,187	(44,992)	(28,805)	48,224	(25,286)	22,938
Janus Aspen Series Enterprise Service Shares	106,381	(105,748)	633	404,163	(212,950)	191,213
Janus Aspen Series Overseas Service Shares	206,104	(261,025)	(54,921)	507,344	(681,437)	(174,093)
Lazard Retirement Global Dynamic Multi Asset Service Class	16,067	(7,165)	8,902	61,115	(14,909)	46,206
Lazard Retirement U.S. Strategic Equity Service Class	5,552	(13,077)	(7,525)	31,276	(142,292)	(111,016)
ClearBridge Variable Aggressive Growth - Class II	158,776	(162,644)	(3,868)	511,103	(285,578)	225,525
ClearBridge Variable Mid Cap - Class II	238,589	(190,429)	48,160	328,177	(1,015,615)	(687,438)
Western Asset Variable Global High Yield Bond - Class II (1)	17,236	(4,991)	12,245	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC	119,164	(56,400)	62,764	187,397	(75,793)	111,604
Lord Abbett Developing Growth Class VC	273,643	(103,858)	169,785	358,580	(245,255)	113,325
Lord Abbett Fundamental Equity Class VC	31,501	(46,520)	(15,019)	46,845	(161,491)	(114,646)
Lord Abbett Total Return Class VC	646,946	(423,020)	223,926	2,332,502	(1,118,329)	1,214,173
I	122,445	(134,646)	(12,201)	384,183	(441,977)	(57,794)
II	70,971	(111,091)	(40,120)	200,476	(332,520)	(132,044)
III	78,494	(86,682)	(8,188)	115,928	(124,832)	(8,904)
V	132,232	(131,810)	422	426,482	(371,372)	55,110
MFS New Discovery Series - Service Class	87,646	(77,830)	9,816	430,584	(470,800)	(40,216)
MFS Utilities Series - Service Class	222,759	(107,265)	115,494	304,244	(471,691)	(167,447)
MFS Value Series - Service Class (1)	470,864	(37,232)	433,632	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	3,534	(705)	2,829	10,360	(5,367)	4,993
Oppenheimer Global Fund/VA Service Shares	155,728	(222,057)	(66,329)	431,693	(103,386)	328,307
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	109,098	(57,159)	51,939	120,156	(138,683)	(18,527)
Royce Micro-Cap Service Class	19,862	(36,974)	(17,112)	45,013	(31,502)	13,511
T. Rowe Price Blue Chip Growth - II	519,560	(457,961)	61,599	875,919	(684,564)	191,355
T. Rowe Price Equity Income - II	400,169	(331,171)	68,998	622,030	(524,527)	97,503
Van Eck VIP Global Hard Assets Initial Class	406,404	(370,580)	35,824	704,174	(789,163)	(84,989)

(1)	Operations commenced during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced during 2016.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Reports as of June 30, 2016

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17794-26